UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

▶ Prime Obligations Portfolio

▶ Money Market Portfolio

▶ Government Portfolio

▶ Treasury Obligations Portfolio

▶ Treasury Instruments Portfolio

▶ Federal Portfolio

▶ Tax-Exempt Diversified Portfolio

▶ Tax-Exempt California Portfolio

▶ Tax-Exempt New York Portfolio

SEMIANNUAL REPORT
June 30, 2004

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios*

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests, directly or indirectly, only in securities of the U.S. government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Treasury Obligations Portfolio. The Portfolio invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements relating to such securities.

Treasury Instruments Portfolio. The Portfolio invests only in certain U.S. Treasury Obligations, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests only in certain securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios*

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes, and not an item of tax preference under the federal alternative minimum tax.

* Past performance is no guarantee of future results. Yields will vary. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ Prospectus and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Statement of Investments

ILA Prime Obligations Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—41.7%
Asset-Backed
Citibank Credit Card Issuance Trust (Dakota Corp.)
$10,000,000	1.22%	07/20/2004	$9,993,561
Falcon Asset Securitization Corp.
10,265,000	1.25	07/19/2004	10,258,584
Ford Credit Floorplan Master Owner Trust A Series 2002-1
10,000,000	1.23	08/18/2004	9,983,600
Fountain Square Commercial Funding Corp.
10,000,000	1.09	07/06/2004	9,998,486
Govco, Inc.
10,000,000	1.40	09/10/2004	9,972,389
8,000,000	1.50	09/13/2004	7,975,333
Hatteras Funding Corp.
10,000,000	1.07	07/19/2004	9,994,650
Independence Funding LLC
15,000,000	1.25	07/06/2004	14,997,396
Jupiter Securitization Corp.
12,535,000	1.25	07/22/2004	12,525,860
Kittyhawk Funding Corp.
10,000,000	1.25	07/21/2004	9,993,056
Park Avenue Receivables Co. LLC
10,000,000	1.25	07/22/2004	9,992,708
Preferred Receivables Funding Corp.
17,308,000	1.30	07/29/2004	17,290,500
Receivables Capital Corp.
10,000,000	1.06	07/01/2004	10,000,000
6,246,000	1.25	07/20/2004	6,241,879
Ticonderoga Funding LLC
10,000,000	1.20	07/08/2004	9,997,667
Triple-A One Funding Corp.
13,044,000	1.30	07/26/2004	13,032,224
Variable Funding Capital Corp.
10,000,000	1.14	07/21/2004	9,993,667
Yorktown Capital LLC
10,458,000	1.25	07/20/2004	10,451,101

Total Commercial Paper and Corporate Obligations			$192,692,661

Certificates of Deposit—4.8%
Citibank, N.A.
$12,000,000	1.10%	08/06/2004	$12,000,000
Wells Fargo Bank & Co.
10,000,000	1.10	07/08/2004	10,000,000

Total Certificates of Deposit			$22,000,000

Master Demand Note—2.2%
Bank of America Corp.
$10,000,000	1.60%	08/04/2004	$10,000,000

Total Master Demand Note			$10,000,000

U.S. Government Agency Obligations—30.3%
Federal Home Loan Bank
$5,000,000	1.00%#	07/03/2004	$4,996,844
25,000,000	1.44#	09/15/2004	24,995,585
5,000,000	1.40	04/01/2005	4,998,169
Federal Home Loan Mortgage Corp.
5,000,000	1.10#	07/07/2004	5,000,000
5,000,000	1.14#	08/07/2004	5,000,000
7,946,000	1.35	03/08/2005	7,871,506
6,227,000	1.19	03/10/2005	6,175,129
Federal National Mortgage Association
10,000,000	1.29	07/23/2004	9,992,117
15,000,000	1.21#	07/29/2004	14,986,780
5,000,000	1.10#	08/11/2004	4,999,074
17,000,000	6.50	08/15/2004	17,113,277
5,000,000	1.38	08/20/2004	4,990,451
5,000,000	1.23#	09/06/2004	4,996,436
8,711,000	1.27	11/12/2004	8,669,821
5,000,000	1.10	12/16/2004	4,974,334
5,000,000	1.16	12/16/2004	4,972,933
5,000,000	1.30	01/07/2005	4,965,695

Total U.S. Government Agency Obligations			$139,698,151

Variable Rate Obligations#—9.7%
General Electric Capital Corp.
$5,000,000	1.25%	07/09/2004	$5,000,000
M & I Marshall & Ilsley Bank
20,000,000	1.05	07/02/2004	19,998,633
Monumental Life Insurance Co.†
20,000,000	1.28	07/01/2004	20,000,000

Total Variable Rate Obligations			$44,998,633

Total Investments before Repurchase Agreements			$409,389,445

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements*—11.3%
Joint Repurchase Agreement Account I
$32,200,000	1.29%	07/01/2004	$32,200,000
Maturity Value: $32,201,153
Joint Repurchase Agreement Account II
20,000,000	1.55	07/01/2004	20,000,000
Maturity Value: $20,000,858

Total Repurchase Agreements			$52,200,000

Total Investments—100.0%			$461,589,445

#	Variable or floating rate security index is based on the LIBOR rate.
†	Insurance company issued short-term funding agreement.
*	Unless noted, all repurchase agreements were entered into on June 30, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—36.8%
Asset-Backed
Blue Ridge Asset Funding Corp.
$50,000,000	1.22%	07/19/2004	$49,969,500
Compass Securitization LLC
25,000,000	1.11#	07/08/2004	25,000,000
50,000,000	1.16#	07/12/2004	49,999,710
Falcon Asset Securitization Corp.
15,095,000	1.26	07/15/2004	15,087,603
50,000,000	1.27	07/28/2004	49,952,375
Ford Credit Floor Plan Master Owner Trust (Motown)
25,000,000	1.23	08/18/2004	24,959,000
20,000,000	1.52	09/22/2004	19,929,911
Fountain Square Commercial Funding Corp.
15,000,000	1.09	07/06/2004	14,997,729
25,000,000	1.48	09/14/2004	24,922,917
Govco, Inc.
35,000,000	1.23	08/23/2004	34,936,621
Hatteras Funding Corp.
21,241,000	1.07	07/13/2004	21,233,424
15,929,000	1.07	07/19/2004	15,920,478
Liberty Street Funding Corp.
14,746,000	1.24	07/09/2004	14,741,937
Nieuw Amsterdam Receivables Corp.
25,208,000	1.28	07/26/2004	25,185,593
Old Line Funding Corp.
20,000,000	1.27	07/28/2004	19,980,950
Preferred Receivables Funding Corp.
25,000,000	1.07	07/02/2004	24,999,257
Sheffield Receivables Corp.
40,000,000	1.25	07/20/2004	39,973,611
Ticonderoga Funding LLC
25,000,000	1.13	07/02/2004	24,999,215
35,000,000	1.21	07/14/2004	34,984,707
Asset-Backed-Special Purpose Finance Companies
Citibank Credit Card Issuance Trust (Dakota Corp)
25,000,000	1.14	07/13/2004	24,990,500
25,000,000	1.22	07/20/2004	24,983,903
Transportation Services
Network Rail Finance PLC
12,000,000	1.50	09/23/2004	11,958,000

Total Commercial Paper and Corporate Obligations			$593,706,941

Certificates of Deposit-Eurodollar—12.6%
Alliance & Leicester PLC
$10,000,000	1.53%	12/02/2004	$10,000,211
5,000,000	1.56	12/07/2004	5,000,217
Barclays Bank PLC
50,000,000	1.10	07/22/2004	50,000,145
Credit Agricole SA
13,000,000	1.40	02/02/2005	13,000,000
Depfa Bank PLC
40,000,000	1.10	08/26/2004	40,000,000
HBOS Treasury Services PLC
15,000,000	1.12	08/10/2004	15,000,330
Landesbank Baden-Wuerttemberg
10,000,000	1.19	10/20/2004	10,000,306
Landesbank Hessen-Thueringen Girozentrale
15,000,000	1.31	10/18/2004	14,993,724
10,000,000	1.51	11/19/2004	10,000,000
5,000,000	1.51	11/30/2004	5,000,000
30,000,000	1.22	12/30/2004	29,999,957

Total Certificates of Deposit-Eurodollar			$202,994,890

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar—4.3%
Bayerische Landesbank Girozentrale
$5,000,000	1.49%	05/06/2005	$4,999,367
Credit Agricole SA
10,000,000	1.39	08/05/2004	9,999,904
Toronto-Dominion Bank
10,000,000	1.06	07/20/2004	10,000,000
UBS AG
10,000,000	1.11	09/21/2004	10,000,000
Westdeutsche Landesbank Girozentrale
10,000,000	1.16	07/06/2004	10,000,068
25,000,000	1.42	09/02/2004	25,000,000

Total Certificates of Deposit-Yankeedollar			$69,999,339

Medium-Term Notes-Eurodollar#—0.9%
Westdeutsche Landesbank AG
$15,000,000	1.56%	09/17/2004	$15,001,383

Total Medium-Term Notes-Eurodollar			$15,001,383

U.S. Government Agency Obligations—11.2%
Federal Home Loan Mortgage Corp.
$20,000,000	1.10%#	07/07/2004	$20,000,000
15,000,000	1.38	08/06/2004	14,999,739
10,000,000	1.31	08/12/2004	9,984,717
25,000,000	1.24	10/07/2004	24,915,951
10,000,000	1.35	03/08/2005	9,906,250
Federal National Mortgage Association
30,000,000	0.98#	07/03/2004	29,975,387
35,000,000	1.21#	07/29/2004	34,969,152
25,000,000	1.23#	09/06/2004	24,982,182
10,000,000	1.27	11/12/2004	9,952,728

Total U.S. Government Agency Obligations			$179,686,106

Variable Rate Obligations#—25.4%
Australia and New Zealand Banking Group Ltd.
$30,000,000	1.20%	07/08/2004	$30,000,479
Barclays Bank PLC
10,000,000	1.09	07/08/2004	9,998,917
Bayerische Landesbank Girozentrale
20,000,000	1.21	07/20/2004	19,997,631
BellSouth Telecommunications, Inc.
50,000,000	1.40	09/07/2004	50,000,000
BNP Paribas SA
40,000,000	1.04	07/01/2004	39,993,334
Canadian Imperial Bank of Commerce
25,000,000	1.29	07/27/2004	25,000,281
15,000,000	1.27	07/29/2004	14,996,268
General Electric Capital Corp.
15,000,000	1.25	07/09/2004	15,000,000
HBOS Treasury Services PLC
25,000,000	1.28	08/20/2004	25,000,000
Landesbank Baden-Wuerttemberg
15,000,000	1.23	08/31/2004	14,997,633
M & I Marshall & Ilsley Bank
10,000,000	1.05	07/02/2004	9,999,317
Monumental Life Insurance Co.†
25,000,000	1.28	07/01/2004	25,000,000
Natexis Banques Populaires
25,000,000	1.55	07/01/2004	24,999,813
25,000,000	1.55	07/01/2004	24,999,896
Nationwide Building Society
10,000,000	1.14	07/23/2004	10,000,000
New York Life Insurance Co.†
10,000,000	1.18	07/01/2004	10,000,000
25,000,000	1.64	07/01/2004	25,000,000
Rabobank Nederland
20,000,000	1.04	07/01/2004	19,996,734
Westdeutsche Landesbank Girozentrale
15,000,000	1.24	08/31/2004	14,997,517

Total Variable Rate Obligations			$409,977,820

Total Investments before Repurchase Agreements			$1,471,366,479

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements*—8.7%
Joint Repurchase Agreement Account I
$39,400,000	1.29%	07/01/2004	$39,400,000
Maturity Value: $39,401,410
Joint Repurchase Agreement Account II
100,000,000	1.55	07/01/2004	100,000,000
Maturity Value: $100,004,292

Total Repurchase Agreements			$139,400,000

Total Investments—99.9%			$1,610,766,479

#	Variable or floating rate security index is based on the LIBOR, federal funds or Prime lending rate.
†	Insurance company issued short-term funding agreement.
*	Unless noted, all repurchase agreements were entered into on June 30, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations—73.5%
Federal Farm Credit Bank
$15,000,000	1.15%#	07/20/2004	$14,999,337
Federal Home Loan Bank
3,000,000	1.22	08/04/2004	2,999,954
5,000,000	1.15#	08/25/2004	4,999,735
3,000,000	1.48#	09/21/2004	2,999,950
5,000,000	2.00	11/15/2004	5,009,559
Federal Home Loan Mortgage Corp.
10,000,000	1.10#	07/07/2004	10,000,000
10,000,000	1.07	08/03/2004	9,990,238
1,400,000	4.50	08/15/2004	1,405,782
Federal National Mortgage Association
5,000,000	1.07#	07/28/2004	4,999,131
7,000,000	1.21#	07/29/2004	6,995,462
5,000,000	1.08	08/04/2004	4,994,900
5,000,000	1.10#	08/11/2004	4,999,074
5,000,000	6.50	08/15/2004	5,032,849
5,000,000	1.23#	09/06/2004	4,996,436
2,000,000	1.36	09/08/2004	1,994,787
2,000,000	1.35	04/28/2005	2,000,000

Total U.S. Government Agency Obligations			$88,417,194

Total Investments before Repurchase Agreements			$88,417,194

Repurchase Agreements^*—26.4%
Joint Repurchase Agreement Account I
$11,700,000	1.29%	07/01/2004	$11,700,000
Maturity Value: $11,700,419
Joint Repurchase Agreement Account II
15,000,000	1.55	07/01/2004	15,000,000
Maturity Value: $15,000,644
UBS LLC
5,000,000	1.05	07/06/2004	5,000,000
Maturity Value: $5,013,125
Dated: 04/07/04

Total Repurchase Agreements			$31,700,000

Total Investments—99.9%			$120,117,194

#	Variable or floating rate security index is based on the LIBOR rate.
^	At June 30, 2004, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—22.4%
United States Treasury Bills
$10,000,000	1.18%	10/28/2004	$9,961,160
United States Treasury Notes
47,000,000	6.00	08/15/2004	47,285,293
5,000,000	2.13	08/31/2004	5,007,173
20,000,000	5.88	11/15/2004	20,342,346
18,000,000	2.00	11/30/2004	18,048,108
35,000,000	1.75	12/31/2004	35,071,484
25,000,000	1.50	02/28/2005	25,055,419
10,000,000	1.63	03/31/2005	10,027,274
5,000,000	6.75	05/15/2005	5,226,563

Total U.S. Treasury Obligations			$176,024,820

Total Investments before Repurchase Agreements			$176,024,820

Repurchase Agreements—Unaffiliated Issuers^*—74.3%
Joint Repurchase Agreement Account I
$533,600,000	1.29%	07/01/2004	$533,600,000
Maturity Value: $533,619,091
Lehman Brothers Holdings, Inc.
25,000,000	1.25	07/01/2004	25,000,000
Maturity Value: $25,000,868
UBS LLC
25,000,000	1.23	07/01/2004	25,000,000
Maturity Value: $25,000,854

Total Repurchase Agreements—Unaffiliated Issuers			$583,600,000

Repurchase Agreements—Affiliated Issuers^*—3.2%
Goldman, Sachs & Co
$25,000,000	1.29%	07/01/2004	$25,000,000
Maturity Value: $25,000,896

Total Repurchase Agreements— Affiliated Issuers			$25,000,000

Total Investments—99.9%			$784,624,820

^	At June 30, 2004, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—175.7%
United States Treasury Bills
$208,200,000	0.94%	07/01/2004	$208,200,000
229,000,000	0.95	07/01/2004	229,000,000
5,000,000	1.05	07/01/2004	5,000,000
6,600,000	0.99	07/15/2004	6,597,472
1,100,000	1.00	07/15/2004	1,099,574
3,100,000	1.08	07/15/2004	3,098,698
25,200,000	1.07	07/22/2004	25,184,272
100,000,000	1.14>	07/29/2004	99,911,333
225,000,000	1.15>	07/29/2004	224,799,042
100,000,000	1.17>	07/29/2004	99,909,195
35,000,000	1.03	10/07/2004	34,901,864
50,000,000	1.09	10/21/2004	49,831,222

Total U.S. Treasury Obligations			$987,532,672

Total Investments—175.7%			$987,532,672

>	Forward commitment

Interest rates represent the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations— 99.7%
Federal Farm Credit Bank
$50,000,000	0.95%	07/01/2004	$50,000,000
68,000,000	1.00#	07/01/2004	67,989,592
60,000,000	1.01#	07/01/2004	59,989,038
60,000,000	1.02#	07/01/2004	59,993,205
50,000,000	1.05#	07/01/2004	50,000,000
25,000,000	0.98	07/02/2004	24,999,319
50,000,000	1.02#	07/03/2004	49,998,683
30,000,000	1.03#	07/03/2004	30,000,000
5,000,000	1.03#	07/04/2004	4,997,805
30,000,000	1.06	07/07/2004	29,994,700
85,000,000	1.06	07/09/2004	84,979,978
50,000,000	1.10	07/09/2004	49,987,778
45,000,000	1.09	07/12/2004	44,985,013
20,000,000	1.13#	07/12/2004	19,991,316
5,900,000	1.09	07/13/2004	5,897,856
25,000,000	1.21#	07/17/2004	24,995,723
32,800,000	1.22	07/19/2004	32,779,992
30,000,000	1.15#	07/20/2004	29,998,674
15,000,000	1.22	07/20/2004	14,990,342
40,000,000	1.17#	07/24/2004	39,998,519
25,000,000	1.23#	07/25/2004	24,998,359
45,000,000	1.01	08/20/2004	44,936,875
250,000,000	0.98‡	02/04/2005	250,000,000
Federal Home Loan Bank
30,000,000	1.00#	07/03/2004	29,981,066
80,000,000	0.99#	07/05/2004	79,940,785
100,000,000	1.04#	07/05/2004	99,997,424
75,000,000	1.00#	07/14/2004	74,999,465
13,000,000	1.00	07/16/2004	12,999,286
25,000,000	1.07#	07/19/2004	24,993,970
15,135,000	1.22	07/23/2004	15,123,717
30,000,000	1.22#	07/25/2004	29,995,082
30,000,000	1.19#	07/27/2004	29,997,828
66,286,000	1.06	07/28/2004	66,233,475
50,000,000	1.22	08/04/2004	49,999,238
25,000,000	1.06#	08/11/2004	24,999,299
42,200,000	1.20	08/13/2004	42,139,513
12,000,000	6.25	08/13/2004	12,068,287
4,750,000	6.50	08/13/2004	4,779,290
32,800,000	1.05	08/18/2004	32,754,080
32,725,000	1.14	08/18/2004	32,675,476
9,300,000	1.28	08/18/2004	9,284,128
89,900,000	1.05	08/20/2004	89,768,896
45,000,000	1.15#	08/25/2004	44,997,618
25,000,000	1.32	08/25/2004	24,949,583
75,000,000	1.17#	08/26/2004	74,960,921
27,000,000	1.30	09/03/2004	26,937,600
45,000,000	1.29	09/08/2004	44,888,737
25,000,000	1.37	09/09/2004	25,000,000
49,000,000	1.45	09/10/2004	48,859,874
32,736,000	1.25	09/15/2004	32,649,613
15,000,000	1.42	09/15/2004	14,955,033
155,000,000	1.44#	09/15/2004	154,976,421
30,000,000	1.42	09/17/2004	29,907,700
20,000,000	1.48#	09/21/2004	19,999,670
24,351,000	1.42	09/24/2004	24,269,357
25,000,000	1.43	09/24/2004	24,915,590
50,000,000	1.51#	09/30/2004	49,996,736
8,785,000	3.63	10/15/2004	8,849,004
10,000,000	2.00	11/15/2004	10,019,117
30,000,000	1.43	11/17/2004	29,834,358
20,000,000	1.44	11/19/2004	19,887,200
15,000,000	1.50	12/07/2004	15,000,000
29,230,000	1.73	12/17/2004	28,992,612
25,000,000	1.43	12/24/2004	25,000,000
15,000,000	1.40	04/01/2005	14,994,506
10,000,000	1.40	04/15/2005	9,998,895
15,000,000	1.33	05/02/2005	15,000,000
9,850,000	4.13	05/13/2005	10,074,620
Student Loan Marketing Association
14,600,000	3.38	07/15/2004	14,611,412

Total U.S. Government Agency Obligations			$2,703,759,249

U.S. Treasury Obligation— 0.2%
United States Treasury Bills
$6,100,000	1.08%	07/15/2004	$6,097,438

Total U.S. Treasury Obligation			$6,097,438

Total Investments—99.9%			$2,709,856,687

#	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
‡	Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.8%
Birmingham Alabama GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$3,070,000	1.08%	07/01/2004	$3,070,000
Birmingham Alabama GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (VMIG1)
5,000,000	1.08	07/07/2004	5,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/ VMIG1)
8,000,000	1.08	07/01/2004	8,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
14,000,000	1.10	07/01/2004	14,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
9,400,000	1.10	07/01/2004	9,400,000
Jefferson County Alabama Sewer Revenue VRDN RB for Capital Improvement Series 2002 A (FGIC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
10,200,000	1.08	07/01/2004	10,200,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
7,000,000	1.14	07/01/2004	7,000,000
University of Alabama VRDN RB Series 1993 B (A-1+/ VMIG1)
2,800,000	1.07	07/07/2004	2,800,000

			$59,470,000

Alaska—0.3%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
$6,405,000	1.06%	07/07/2004	$6,405,000

Arizona—1.1%
Arizona School District TANS Financing Program COPS Series 2003 (SP-1+)
$12,750,000	1.75%	07/30/2004	$12,757,513
City of Phoenix Water CP (Dexia Credit Local LOC) A-1+/P-1)
5,000,000	1.10	12/09/2004	5,000,000
3,000,000	1.40	02/14/2005	3,000,000
Salt River Agriculture Improvement & Power Project CP Series S-B (Bank of America, Bank One, N.A., JP Morgan Chase & Co., Citibank, N.A., Wells Fargo Bank and M&I Marshall SPA)
2,225,000	0.96	09/13/2004	2,225,000

			$22,982,513

California—2.0%
California Statewide Communities Development Authority Kaiser Permanente CP Series S-K (F-1)
$6,000,000	1.04%	08/09/2004	$6,000,000
California Statewide Communities Development Authority VRDN RB Series 2004 M (A-1/F-1)
6,000,000	1.15	07/07/2004	6,000,000
Clovis California Unified School District GO TRANS Series 2004 (SP-1+)
7,500,000	2.50>	06/30/2005	7,566,225
Los Angeles Unified School District GO TRANS Series 2003 A (MIG1)
5,500,000	2.00	07/01/2004	5,500,000
Los Angeles Water & Power VRDN RB for Power System Subseries 2002 A-6 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA
7,400,000	1.06	07/01/2004	7,400,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/ VMIG1)
3,300,000	1.08	07/07/2004	3,300,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/ VMIG1)
4,600,000	1.08	07/07/2004	4,600,000
Sacramento County TRANS Series 2004 A (SP-1+)
2,000,000	3.00>	07/11/2005	2,027,280

			$42,393,505

Colorado—0.7%
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$10,800,000	1.05%	07/07/2004	$10,800,000
Denver Colorado City & County VRDN P-Floats-P-T-2043 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)
3,500,000	1.12	07/01/2004	3,500,000

			$14,300,000

Connecticut—0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank) (A-1+)
$4,000,000	1.14%	07/01/2004	$4,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida—4.4%
Broward County GO VRDN Merlots Series 2004 B09 (Wachovia Bank N.A. SPA) (A-1)
$5,700,000	1.12%	07/07/2004	$5,700,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
5,500,000	1.09	07/01/2004	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
2,500,000	1.12	07/01/2004	2,500,000
Florida Board of Education VRDN RB Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank) (A-1+)
1,500,000	1.14	07/01/2004	1,500,000
Florida Local Government Financing Commission Pooled CP Notes Series A (Wachovia Bank) (A-1/P-1)
4,055,000	1.05	07/12/2004	4,055,000
Jacksonville Electric Authority CP Bonds Series 2000 F (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,500,000	1.05	10/15/2004	3,500,000
Jacksonville Electric Authority CP Bonds Series 2000 F (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,500,000	1.05	10/13/2004	3,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen) (A-1+/VMIG1)
16,500,000	1.10	07/22/2004	16,500,000
6,000,000	1.03	09/09/2004	6,000,000
Jacksonville Electric Authority CP Notes Series C-1 (JP Morgan Chase & Co. SPA) (A-1+/P-1/F-1+)
14,100,000	1.00	08/12/2004	14,100,000
3,000,000	1.00	09/10/2004	3,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB P-Floats-PT 2173 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+)
4,180,000	1.12	07/01/2004	4,180,000
Kissimmee Utility Authority CP (Bank of Nova Scotia SPA) (P-1)
7,000,000	1.09	07/07/2004	7,000,000
3,500,000	0.95	07/20/2004	3,500,000
Lakeland Energy System VRDN RB Refunding Series 2003 (Suntrust Bank SPA) (A-1+/VMIG1)
3,000,000	1.08	07/07/2004	3,000,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,305,000	1.10	07/01/2004	3,305,000
Sunshine State CP Series F (FGIC) (Landesbank Hessen-Thueringen SPA) (A-1+/F-1+)
4,810,000	1.10	07/09/2004	4,810,000

			$91,650,000

Georgia—2.2%
Atlanta Airport VRDN RB Refunding for General RF-C-2 Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
$5,000,000	1.08%	07/01/2004	$5,000,000
Cobb County School District GO TANS Series 2004 (MIG1)
5,350,000	1.75	12/31/2004	5,370,160
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
2,975,000	1.08	07/07/2004	2,975,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center Project Series 2003 B (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
4,000,000	1.09	07/01/2004	4,000,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/ VMIG1)
8,560,000	1.08	07/07/2004	8,560,000
Georgia State GO Bonds Series 1996 B (AAA)
3,000,000	6.25	04/01/2005	3,114,759
Georgia State GO VRDN P-Float-PT 2227 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+)
9,500,000	1.12	07/01/2004	9,500,000
Private Colleges & Universities Facilities Authority RB for Emory University Project Series 1997 A (AA)
5,000,000	5.38	11/01/2004	5,070,184
Savannah Economic Development Authority VRDN PCRB Refunding Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	1.10	07/01/2004	1,300,000

			$44,890,103

Hawaii—0.1%
Honolulu Hawaii City & County CP (Westdeutsche Landesbank SPA) (A-1/P-1)
$2,000,000	1.00%	07/08/2004	$2,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois—8.8%
Chicago Illinois GO VRDN for Neighborhoods Alive Series 2002 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$11,900,000	1.08%	07/01/2004	$11,900,000
Chicago Illinois GO VRDN Project Series 2003 B-1 (FSA) (Bank One, N.A. SPA) (A-1/VMIG1)
11,100,000	1.08	07/07/2004	11,100,000
Chicago Illinois VRDN Merlots Series 2000 A43 (AMBAC) (First Union National Bank SPA) (VMIG1)
7,630,000	1.12	07/07/2004	7,630,000
Chicago Illinois VRDN Series 2002 B (FGIC) (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
6,000,000	1.09	07/01/2004	6,000,000
Chicago Illinois Waste Water Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
1,000,000	1.12	07/07/2004	1,000,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance SPA) (A-1+/ VMIG1)
10,000,000	1.08	07/01/2004	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance SPA) (A-1+/ VMIG1)
17,500,000	1.08	07/01/2004	17,500,000
Cook County Illinois GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
13,000,000	1.11	07/07/2004	13,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	1.08	07/01/2004	5,000,000
Illinois Development Finance Authority Revenue VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
3,920,000	1.09	07/01/2004	3,920,000
Illinois Educational Facilities Authority RB for Adjusted University of Chicago Series 1998 B (A-1+)
4,000,000	4.40	07/01/2004	4,000,000
Illinois Educational Facilities Authority RB for Adjusted University of Chicago Series 2001 B-1 (A-1+/VMIG1)
4,000,000	0.98	07/01/2004	4,000,000
Illinois Finance Authority VRDN RB ROCS II-R-6015 Series 2004 (Citibank N.A.) (A-1+)
5,655,000	1.14	07/01/2004	5,655,000
Illinois GO VRDN Eagle Tax-Exempt Trust Series 96 C1301 Class A (A-1+)
4,900,000	1.14	07/01/2004	4,900,000
Illinois Health Facilities Authority Revenue VRDN RB Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A. SPA) (A-1+/ VMIG1)
19,000,000	1.05	07/07/2004	19,000,000
Illinois Health Facilities Authority VRDN RB for Rosalind Franklin University Series 2003 (Bank One, N.A. LOC) (A-1/VMIG1)
3,000,000	1.05	07/07/2004	3,000,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1+/ VMIG1)
13,150,000	1.08	07/07/2004	13,150,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/VMIG1)
16,375,000	1.08	07/07/2004	16,375,000
Illinois State GO VRDN P-Float-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F-1+)
4,240,000	1.12	07/01/2004	4,240,000
Illinois State GO VRDN P-Float-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+)
3,980,000	1.12	07/01/2004	3,980,000
Illinois State GO VRDN ROCS II-R-4529 Trust Series 2003 (MBIA) (Citigroup Global Markets) (A-1+)
3,990,000	1.14	07/01/2004	3,990,000
Illinois State Sales Tax VRDN RB P-Float-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+)
4,100,000	1.12	07/01/2004	4,100,000
Illinois State VRDN Sales Tax Revenue Merlots Series 2001 A102 (Wachovia Bank, N.A. SPA) (A-1+)
7,465,000	1.12	07/07/2004	7,465,000
Illinois State VRDN Sales Tax Revenue P-Float-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+)
3,990,000	1.12	07/01/2004	3,990,000

			$184,895,000

Indiana—0.7%
ABN Amro Munitops VRDN RB Non-AMT Trust Certificates Series 2004-28 (Indiana TFA) (FGIC) (ABN Amro Bank N.V. SPA) (F-1+)
$5,000,000	1.14%	07/07/2004	$5,000,000
Indiana TFA Highway VRDN RB P-Float-PT 2245 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+)
5,185,000	1.12	07/01/2004	5,185,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Wayne Township VRDN RB for School Building Corp. P-Float-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)
$5,255,000	1.12%	07/01/2004	$5,255,000

			$15,440,000

Iowa—1.7%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$900,000	1.10%	07/07/2004	$900,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facilities Series 2001 (A-1+/VMIG1)
12,500,000	1.08	07/01/2004	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	1.10	07/07/2004	21,795,000

			$35,195,000

Kansas—1.1%
Kansas DOT Highway VRDN RB Series 2000 C-1 (Kansas State Pooled Investment Board) (A-1+/VMIG1)
$10,000,000	1.05%	07/07/2004	$10,000,000
Kansas DOT Highway VRDN RB Series 2000 C-2 (Kansas State Pooled Investment Board) (A-1+/VMIG1)
12,000,000	1.05	07/07/2004	12,000,000

			$22,000,000

Kentucky—0.7%
Kentucky Association of Counties Advance Revenue COPS TRANS Series 2004 A (Bank One, N.A. SPA) (SP-1)
$6,500,000	3.00%>	06/30/2005	$6,584,110
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
5,692,000	1.03	07/07/2004	5,692,000
Louisville & Jefferson County VRDN Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank N.A.) (A-1+)
2,500,000	1.14	07/01/2004	2,500,000

			$14,776,110

Louisiana—1.8%
Ascension Parish Louisiana VRDN PCRB for Vulcan Materials Co. Series 1996 (VMIG1)
$8,200,000	1.08%	07/07/2004	$8,200,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding Loop LLC Project Series 2003 A (Suntrust Bank LOC) (A-1+)
12,550,000	1.10	07/01/2004	12,550,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
9,145,000	1.08	07/07/2004	9,145,000
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
4,540,000	1.08	07/07/2004	4,540,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (VMIG1)
3,500,000	1.03	07/07/2004	3,500,000

			$37,935,000

Maine—0.1%
Maine State GO Bonds General Purpose Series 2004 (AA)
$1,430,000	2.00%	01/15/2005	$1,435,276

Maryland—0.6%
Maryland State Health & Higher Educational Facilities Authority VRDN RB for University of Maryland Medical System Series 2004 A (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$4,000,000	1.08%	07/01/2004	$4,000,000
Montgomery County Maryland GO Bonds Refunding Series 2003 A (AAA)
2,945,000	2.00	07/01/2004	2,945,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)
4,945,000	1.12	07/01/2004	4,945,000

			$11,890,000

Massachusetts—2.5%
Harvard University CP (State Street Corp. and California State LOC)
$3,000,000	0.95%	07/14/2004	$3,000,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN Merlots Series 2004 B-04 (Wachovia Bank N.A. SPA) (A-1)
9,000,000	1.09	07/07/2004	9,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts GO VRDN Refunding Bonds Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$13,500,000	1.08%	07/01/2004	$13,500,000
Massachusetts Health Harvard University CP Series S-EE (A-1+)
6,000,000	0.98	07/14/2004	6,000,000
5,000,000	1.12	08/06/2004	5,000,000
Massachusetts State Development Finance Agency Revenue VRDN RB for Phillips Academy Series 2003 (Bank of New York SPA) (A-1+/ VMIG1)
10,000,000	1.08	07/01/2004	10,000,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank SPA) (A-1+/P-1)
5,000,000	1.10	09/07/2004	5,000,000

			$51,500,000

Michigan—4.7%
Detroit City School District GO VRDN P-Floats-PT 2158 Series 2004 (FGIC Q-SBLF) (Merrill Lynch Capital Services SPA) (F-1+)
$4,475,000	1.12%	07/01/2004	$4,475,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One, N.A. SPA) (A-1/VMIG1)
5,000,000	1.05	07/07/2004	5,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.09	07/01/2004	5,000,000
Michigan Building Authority VRDN P-Floats-PT 398 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)
6,600,000	1.12	07/01/2004	6,600,000
Michigan Municipal Bond Authority RANS Revenue Notes Series 2003 B-1 (SP-1+/VMIG1)
5,000,000	2.00	08/20/2004	5,006,626
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Revenue Series 1998 (Merrill Lynch Capital Services SPA) (A-1+)
8,600,000	1.12	07/01/2004	8,600,000
Michigan State Building Authority VRDN RB ROCS RR II R 2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets) (A-1+)
5,215,000	1.15	07/01/2004	5,215,000
Michigan State GO TANS Series 2004 A (A-1+)
15,000,000	2.00	09/30/2004	15,037,923
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (Bank One, N.A. SPA) (A-1/VMIG1)
37,500,000	1.07	07/01/2004	37,500,000
Michigan State Trunk Line P-Floats-PA 1260 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F-1+)
5,175,000	1.12	07/01/2004	5,175,000

			$97,609,549

Minnesota—2.6%
City of Rochester Mayo Clinic Health Facility RB CP Series 2000 B (U.S. Bank National SPA) (SP-1+)
$5,000,000	1.15%	08/19/2004	$5,000,000
City of Rochester Mayo Medical Center CP Series F (Chase Manhattan SPA) (A-1+)
3,900,000	0.94	07/21/2004	3,900,000
Minnesota School District TANS COPS for Tax Aid Participate Borrowing Program Aid Anticipate Certificate INDBT-Series 2003 A (SD Credit Program) (MIG1)
18,000,000	1.75	08/27/2004	18,021,286
Minnesota State VRDN P-Float PT 1941 Series 2003 (Merrill Lynch Capital Service SPA) (F-1+)
5,000,000	1.12	07/01/2004	5,000,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
23,150,000	1.09	07/07/2004	23,150,000

			$55,071,286

Mississippi—1.2%
Jackson County PCRB VRDN Refunding for Chevron U.S.A. Inc. Project Series 1992 (VMIG1)
$9,000,000	1.05%	07/01/2004	$9,000,000
Mississippi GO VRDN Eagle Tax-Exempt Trust Series 20012402 (Citibank N.A. SPA) (A-1+)
10,655,000	1.14	07/01/2004	10,655,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
4,995,000	1.12	07/07/2004	4,995,000

			$24,650,000

Missouri—0.5%
Bi-State Development Agency of Missouri Illinois Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$5,000,000	1.03%	07/07/2004	$5,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	1.08	07/01/2004	5,000,000

			$10,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nebraska—0.3%
Douglas County School District GO VRDN Floaters Series 2003 890 (Morgan Stanley SPA) (A-1)
$3,000,000	1.13%	07/01/2004	$3,000,000
Omaha Nebraska GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A. SPA) (A-1+)
4,000,000	1.14	07/01/2004	4,000,000

			$7,000,000

Nevada—0.5%
Clark County Nevada VRDN Eagle Tax-Exempt Trust Series 002801 Class A (Citibank N.A. SPA) (A-1+)
$6,920,000	1.14%	07/01/2004	$6,920,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/P-1)
4,000,000	1.12	08/17/2004	4,000,000

			$10,920,000

New Hampshire—0.5%
New Hampshire Health & Education Facilities Authority Revenue VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Co. SPA) (A-1+/VMIG1)
$6,000,000	1.08%	07/01/2004	$6,000,000
New Hampshire State GO VRDN Floater-PT 1845 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)
4,000,000	1.45	04/28/2005	4,000,000

			$10,000,000

New Jersey—0.2%
New Jersey Economic Developmental Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
$3,995,000	1.09%	07/07/2004	$3,995,000

New Mexico—1.4%
Albuquerque GO Bonds Series 2003 B (AA)
$3,000,000	2.50%	07/01/2004	$3,000,000
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,485,000	1.06	07/07/2004	5,485,000
Bernalillo County Gross Receipts Tax VRDN RB P-Floats-PT 2202 Series 2004 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (F-1+)
5,420,000	1.12	07/01/2004	5,420,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 (Merrill Lynch Capital Services SPA) (A-1+)
4,965,000	1.12	07/01/2004	4,965,000
University of New Mexico VRDN RB Refunding Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,640,000	1.10	07/07/2004	7,640,000
University of New Mexico VRDN RB Refunding Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,500,000	1.05	07/07/2004	2,500,000

			$29,010,000

New York—8.9%
Jay Street Development Corporation Certificates Facility Lease Revenue VRDN RB Series 2003 A-1 (Depfa Bank PLC LOC) (A-1+/VMIG1)
$4,925,000	1.07%	07/07/2004	$4,925,000
Long Island Power Authority 3/A2 CP Series CP1 (JP Morgan Chase & Co. LOC) (A-1/SP-1+)
3,000,000	1.00	10/12/2004	3,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,200,000	1.08	07/01/2004	4,200,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-3 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
6,000,000	1.10	07/01/2004	6,000,000
Nassau County Industrial Development Agency Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
4,300,000	1.08	07/01/2004	4,300,000
New York City GO VRDN Adjusted ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC SPA) (VMIG1)
5,000,000	1.15	07/01/2004	5,000,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,800,000	1.03	07/07/2004	2,800,000
New York City GO VRDN Subseries 2002 C-5 (Bank of New York LOC) (A-1+/VMIG1)
3,100,000	1.07	07/07/2004	3,100,000
New York City GO VRDN Subseries 2003 A-3 (BNP Paribas LOC) (A-1+/VMIG1)
8,000,000	1.03	07/07/2004	8,000,000
New York City GO VRDN Subseries 2003 A-5 (HSBC Bank USA LOC) (A-1+/VMIG1)
5,000,000	1.07	07/07/2004	5,000,000
New York City TFA VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
6,800,000	1.03	07/07/2004	6,800,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City TFA VRDN RB for Recovery Series 2002 3 Subseries 3 H (Bank of New York SPA) (A-1+/VMIG1)
$9,085,000	1.06%	07/01/2004	$9,085,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2E (BNP Paribas SPA) (A-1+)
10,000,000	1.06	07/01/2004	10,000,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2H (HSBC Bank USA SPA) (A-1+)
2,200,000	1.06	07/01/2004	2,200,000
New York State Environmental Revolving Fund CP Series 1997 A (Landesbank Hessen-Thueringen and Bayerische Landesbank LOC) (A-1+/VMIG1)
5,000,000	0.95	07/14/2004	5,000,000
7,000,000	1.12	08/19/2004	7,000,000
New York State Housing Finance Agency Services Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
3,800,000	1.03	07/07/2004	3,800,000
New York State Housing Finance Agency Services Contract Revenue VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
5,900,000	1.03	07/07/2004	5,900,000
New York State Housing Finance Agency VRDN RB for Housing 10 Liberty Street Series 2003 (Fleet National Bank LOC) (VMIG1)
5,600,000	1.00	07/07/2004	5,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
6,000,000	1.01	07/07/2004	6,000,000
New York State Thruway Authority CP Series 2001 (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
3,500,000	1.10	07/23/2004	3,500,000
New York State Urban Development Corp. Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)
5,000,000	1.10	07/01/2004	5,000,000
Rockland County GO TANS Series 2004 (MIG1)
10,500,000	2.00	03/24/2005	10,568,129
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
35,000,000	1.06	07/07/2004	35,000,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2002 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
16,500,000	1.06	07/01/2004	16,500,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)
3,000,000	1.08	07/07/2004	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,000,000	1.07	07/01/2004	5,000,000

			$186,278,129

North Carolina—2.9%
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1)
$6,860,000	1.09%	07/01/2004	$6,860,000
North Carolina State VRDN GO P-Floats-PT-1962 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+)
4,990,000	1.12	07/01/2004	4,990,000
Raleigh North Carolina COPS VRDN for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
5,300,000	1.07	07/07/2004	5,300,000
University of North Carolina for Chapel Hill Hospital VRDN Series 2003 A (Bank of America SPA) (A-1+/VMIG1)
9,800,000	1.08	07/01/2004	9,800,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,855,000	1.10	07/01/2004	14,855,000
Wake County GO Bonds for Public Improvement Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1+/VMIG1)
9,000,000	2.50	04/01/2005	9,076,794
Wilmington North Carolina GO VRDN (Wachovia Bank SPA) (A-1/VMIG1)
5,460,000	1.08	07/07/2004	5,460,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
4,200,000	1.09	07/07/2004	4,200,000

			$60,541,794

Ohio—3.6%
Franklin County Ohio Revenue Trinity Health Credit VRDN RB Series 2000 F (JP Morgan Chase & Co. and Bayersiche Landesbank SPA) (A-1+/VMIG1)
$40,000,000	1.07%	07/01/2004	$40,000,000
Ohio State GO VRDN for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
6,400,000	1.04	07/07/2004	6,400,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)
Ohio State GO VRDN P-Floats-PT-2125 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+)
$6,155,000	1.12%	07/01/2004	$6,155,000
Ohio State University CP Series 2003 C (A-1+)
4,900,000	1.05	10/14/2004	4,900,000
Ohio State University CP Series 2003 E (A-1+)
8,850,000	1.00	08/11/2004	8,850,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
2,450,000	1.06	07/07/2004	2,450,000
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
7,500,000	1.08	07/01/2004	7,500,000

			$76,255,000

Oklahoma—0.9%
Payne County Oklahoma Economic Development Authority Student Housing VRDN RB OSUF Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
$19,480,000	1.11%	07/01/2004	$19,480,000

Oregon—1.5%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/ VMIG1)
$5,000,000	1.08%	07/07/2004	$5,000,000
Oregon State GO VRDN Series 1985 73 G (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
10,000,000	1.02	07/07/2004	10,000,000
Oregon State GO VRDN Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/ VMIG1)
10,600,000	1.02	07/07/2004	10,600,000
Tri-County Metropolitan Transportation District VRDN RB for Interstate Maximum Project Series 2001 A (Bayerische Landesbank) (A-1+/ VMIG1)
6,030,000	1.08	07/01/2004	6,030,000

			$31,630,000

Pennsylvania—2.9%
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$8,600,000	1.08%	07/01/2004	$8,600,000
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,900,000	1.08	07/01/2004	3,900,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1)
5,000,000	1.12	07/07/2004	5,000,000
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
11,605,000	1.09	07/01/2004	11,605,000
Pennsylvania State Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
10,000,000	1.04	07/07/2004	10,000,000
Pennsylvania State Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
8,175,000	1.08	07/01/2004	8,175,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Project Series 2002 B (JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
6,000,000	1.10	07/01/2004	6,000,000
Philadelphia Water & Wastewater VRDN RB Refunding Series 2003 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
4,000,000	1.07	07/07/2004	4,000,000
Temple University of the Commonwealth Systems of Higher Education for University Funding (MIG1)
4,000,000	2.25	05/02/2005	4,032,343

			$61,312,343

Puerto Rico—3.5%
Commonwealth of Puerto Rico TRANS Series 2003 (SP-1+/ MIG1)
$9,000,000	2.00%	07/30/2004	$9,007,090
Puerto Rico Government Development Bank CP Series 2004 (A-1)
13,000,000	0.99	07/09/2004	13,000,000
5,567,000	0.97	07/12/2004	5,567,000
9,000,000	0.99	07/13/2004	9,000,000
5,801,000	0.99	07/20/2004	5,801,000
4,500,000	0.99	07/29/2004	4,500,000
2,000,000	0.96	08/09/2004	2,000,000
6,000,000	0.96	08/12/2004	6,000,000
4,662,000	0.97	08/13/2004	4,662,000
1,500,000	0.97	08/25/2004	1,500,000
3,500,000	0.99	08/26/2004	3,500,000
3,633,000	1.20	08/26/2004	3,633,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico (continued)
Puerto Rico Government Development Bank CP Series 2004 (A-1) (continued)
$2,500,000	1.17%	09/09/2004	$2,500,000
3,220,000	1.20	10/08/2004	3,220,000

			$73,890,090

South Carolina—1.1%
South Carolina Association Governmental Organizations COPS Series 2004 (MIG1)
$5,000,000	2.75%>	04/15/2005	$5,047,500
South Carolina State Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank N.A.) (A-1+)
5,000,000	1.14	07/01/2004	5,000,000
South Carolina State VRDN P-Floats Part 1225 (Merrill Lynch Capital Services SPA) (A-1)
6,805,000	1.10	07/01/2004	6,805,000
South Carolina Transportation Infrastructure VRDN Eagle Tax-Exempt Trust Series 20014001 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)
6,760,000	1.14	07/01/2004	6,760,000

			$23,612,500

Tennessee—3.1%
City of Memphis GO CP Series 2000 (Westdeutsche Landesbank SPA) (P-1/ A-1+)
$3,000,000	0.96%	08/11/2004	$3,000,000
3,000,000	0.97	09/10/2004	3,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
14,015,000	1.07	07/01/2004	14,015,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 A (Bayerische Landesbank and Landesbank Hessen-Thueringen SPA) (A-1+/ VMIGI)
4,000,000	1.06	07/01/2004	4,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 B (Bayerische Landesbank and Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
5,000,000	1.06	07/01/2004	5,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
5,000,000	1.07	07/01/2004	5,000,000
Metropolitan Government of Nashville & Davidson County CP (F-1+/ A-1+)
5,000,000	1.07	10/14/2004	5,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series III F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,190,000	1.10	07/01/2004	14,190,000
State of Tennessee GO CP Series A (Tennessee Consolidated Retirement System SPA) (P-1/ A-1+)
5,000,000	1.15	09/07/2004	5,000,000
5,000,000	0.97	09/09/2004	5,000,000
2,000,000	0.98	09/09/2004	2,000,000

			$65,205,000

Texas—13.6%
City of Dallas Water Utilities CP Series B (JP Morgan Chase & Co. SPA) (P-1/ A-1+)
$7,337,000	0.97%	09/09/2004	$7,337,000
5,000,000	1.09	09/30/2004	5,000,000
City of Houston CP Series E (Bank of America SPA) (P-1/A-1+/F-1+)
4,000,000	1.12	08/19/2004	4,000,000
City of Houston CP Notes (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (P-1/ A-1+/ F-1+)
5,500,000	1.12	08/06/2004	5,500,000
City of Houston CP Notes Series B (JP Morgan Chase & Co. SPA) (P-1/ A-1+/ F-1)
3,000,000	1.00	08/17/2004	3,000,000
City of Houston TexasWater & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local and Westdeutsche Landesbank SPA) (P-1/ A-1)
6,100,000	1.10	07/14/2004	6,100,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 104 (Societe Generale SPA) (A-1+)
34,930,000	1.12	07/01/2004	34,930,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2001 A 129 (Wachovia Bank N.A. SPA) (A-1+/ P-1)
4,980,000	1.12	07/07/2004	4,980,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttm, State Street Corp. and Westdeutsche Landesbank SPA) (A-1/ P-1)
3,000,000	0.98	07/12/2004	3,000,000
Harris County Texas Health Facilities Development Corporation VRDN RB for St. Lukes Episcopal Hospital Series 2001 B (JP Morgan Chase & Co., Bayerische Landesbank, Bank of America, Northern Trust and St. Lukes SPA) (A-1+)
20,700,000	1.10	07/01/2004	20,700,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County Texas Health Facilities Development VRDN RB for Methodist Hospital Series 2002 (A-1+)
$51,150,000	1.10%	07/01/2004	$51,150,000
Harris County Texas VRDN RB P-Floats-PT 971Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+)
8,995,000	1.12	07/01/2004	8,995,000
Houston Texas Higher Education Finance Corporation CP for Rice University (A-1+/ P-1)
5,000,000	0.99	08/11/2004	5,000,000
Jefferson County Texas GO VRDN P-Floats-PT 1414 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)
6,525,000	1.12	07/01/2004	6,525,000
Lewisville Texas Independent School District GO VRDN P-Float-PT 2089 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F-1+)
5,655,000	1.12	07/01/2004	5,655,000
Loco Texas Transportation Contract CP (Westdeutsche Landesbank, JP Morgan Chase & Co. and State Street Corp. LOC) (P-1/ A-1/ F-1)
4,000,000	1.02	07/08/2004	4,000,000
North Texas Tollway Authority VRDN RB for Dallas North Tollway Systems Floating Rate Receipts Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)
4,000,000	1.12	07/01/2004	4,000,000
San Antonio Electric & Gas RB Refunding Series 2003 (Aa1/AA+/AA+)
2,000,000	4.00	02/01/2005	2,034,569
San Antonio Electric & Gas Systems CP Notes Series A (Bank of New York, JP Morgan Chase & Co., Landesbank Bayerische and Westdeutsche Landesbank SPA) (A-1+/ P-1)
4,500,000	0.95	07/08/2004	4,500,000
5,000,000	1.12	08/17/2004	5,000,000
6,000,000	1.12	08/23/2004	6,000,000
3,000,000	1.00	09/08/2004	3,000,000
Texas A&M University CP Series 2002 (A-1+/ F-1+)
4,000,000	1.10	08/19/2004	4,000,000
Texas A&M University RB Financing Systems Prerefunded Series 1995 (AA+/ Aa1)
3,000,000	6.35	05/15/2005	3,133,515
Texas A&M University System Building Registration CP Series B (A-1)
3,000,000	0.95	08/10/2004	3,000,000
6,000,000	0.95	08/12/2004	6,000,000
Texas State TRANS Series 2003 (SP-1+/ MIG1)
57,320,000	2.00	08/31/2004	57,401,103
University of Texas School Board of Regents CP (P-1/ A-1+)
5,000,000	0.95	07/13/2004	5,000,000
3,000,000	1.12	09/07/2004	3,000,000
3,067,000	1.12	09/08/2004	3,067,000

			$285,008,187

Utah—5.8%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
$13,500,000	1.05%	07/07/2004	$13,500,000
Central Water Conservancy District GO VRDN Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
4,950,000	1.05	07/07/2004	4,950,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
10,295,000	1.05	07/07/2004	10,295,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 B (A-1+)
7,600,000	1.10	07/01/2004	7,600,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 C (A-1+)
4,000,000	1.08	07/01/2004	4,000,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 A (A-1+)
15,000,000	1.08	07/01/2004	15,000,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 D (A-1+)
13,300,000	1.10	07/01/2004	13,300,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1/ VMIG1)
5,000,000	1.06	07/07/2004	5,000,000
Utah Transit Authority Sales Tax VRDN RB Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/ VMIG1)
2,500,000	1.08	07/01/2004	2,500,000
Utah Water Finance Agency VRDN RB (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
3,000,000	1.10	07/07/2004	3,000,000
Utah Water Finance Agency VRDN RB Tender Option Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1/ F-1+)
5,000,000	1.10	07/07/2004	5,000,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,400,000	1.10	07/01/2004	8,400,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Weber County Hospital VRDN RB for IHC Health Services Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$28,200,000	1.10%	07/01/2004	$28,200,000

			$120,745,000

Virginia—1.2%
Fairfax County GO Refunding & Public Improvement Series 2004 A (Aaa/ AAA)
$3,000,000	2.00%	04/01/2005	$3,019,849
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 D (A-1+/ VMIG1)
10,000,000	1.01	07/07/2004	10,000,000
Roanoke IDA Hospital Revenue VRDN RB Refunding for Carilion Health Systems Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
8,125,000	1.10	07/01/2004	8,125,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
2,900,000	1.06	07/07/2004	2,900,000

			$24,044,849

Washington—5.7%
Chelan County Public Utility District Number 001 Conservancy VRDN RB P-Float-PT 950 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+)
$5,000,000	1.12%	07/01/2004	$5,000,000
Eagle Tax-Exempt Trust VRDN 20024701 A (FSA) (Citibank N.A. SPA) (A-1+)
5,000,000	1.14	07/01/2004	5,000,000
Eagle Tax-Exempt Trust VRDN 20024703 (MBIA) (Citibank N.A. SPA) (A-1+)
2,000,000	1.14	07/01/2004	2,000,000
Energy Northwest Washington Electric VRDN RB P-Floats-PT 2236 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+)
5,000,000	1.12	07/01/2004	5,000,000
Energy Northwest Washington Electric VRDN RB Refunding Project Number 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/ VMIG1)
6,000,000	1.04	07/07/2004	6,000,000
Grant County Washington Public Utility District Eagle Tax-Exempt Trust VRDN Series 20014702 (FSA) (Citibank N.A. SPA) (A-1+)
4,000,000	1.14	07/01/2004	4,000,000
King County Sewer CP Series A (Bayerische Landesbank SPA) (A-1)
5,000,000	1.10	07/29/2004	5,000,000
5,000,000	1.12	08/02/2004	5,000,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)
7,995,500	1.13	07/01/2004	7,995,500
State of Washington VRDN Eagle Tax-Exempt Trust Series 20004704 Class A COPS (Citibank N.A. SPA) (A-1+)
12,000,000	1.14	07/01/2004	12,000,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-BO5 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
4,995,000	1.12	07/07/2004	4,995,000
Washington State GO P-Floats-PT 854 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)
7,495,000	1.12	07/01/2004	7,495,000
Washington State GO Refunding Motor Vehicle Fuel Series 2002 R-B (AA+/ Aa1)
3,710,000	5.00	09/01/2004	3,734,211
Washington State GO Series 1994 A (AA+/ Aa1)
5,365,000	6.10	09/01/2004	5,410,262
Washington State GO VRDN Eagle Tax-Exempt Trust Series 96C4704 (Citibank N.A. SPA) (A-1+)
8,500,000	1.14	07/01/2004	8,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 984702 Class A (Citibank N.A. SPA) (A-1+)
6,000,000	1.14	07/01/2004	6,000,000
Washington State GO VRDN Merlots Series 2002 A57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
6,965,000	1.12	07/07/2004	6,965,000
Washington State GO VRDN Merlots Series 2003 B23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
5,000,000	1.12	07/07/2004	5,000,000
Washington State GO VRDN Merlots Series 2004 C03 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
7,090,000	1.12	07/07/2004	7,090,000
Washington State GO VRDN P-Floats-PT 1407 Series A (Merrill Lynch Capital Services SPA) (A-1)
2,970,000	1.12	07/01/2004	2,970,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
3,940,000	1.06	07/07/2004	3,940,000

			$119,094,973

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin—2.0%
Milwaukee Metropolitan Sewage District GO VRDN Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (Citibank N.A. SPA) (A-1)
$15,085,000	1.14%	07/01/2004	$15,085,000
Southeast Wisconsin Professional Baseball Park District VRDN RB P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)
5,495,000	1.12	07/01/2004	5,495,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)
14,325,000	1.12	07/01/2004	14,325,000
Wisconsin VRDN Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank N.A. SPA) (A-1+)
7,500,000	1.14	07/01/2004	7,500,000

			$42,405,000

Total Investments—100.4%			$2,100,916,207

> Forward commitment

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 31.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—96.5%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	1.10%	07/01/2004	$13,700,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) (Bayerische Landesbank, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
400,000	1.06	07/01/2004	400,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2003 C (AMBAC) (Bayerische Landesbank, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
8,000,000	1.06	07/01/2004	8,000,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/ West Series 1998 A (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
11,895,000	1.08	07/01/2004	11,895,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/ West Series 1998 B (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
7,815,000	1.08	07/01/2004	7,815,000
California Health Facilities Financing Authority Variable Rate Hospital VRDN RB for Adventist Health Systems Series 2002 A (JP Morgan Chase & Co. LOC) (VMIG1)
3,100,000	1.08	07/01/2004	3,100,000
California Health Facilities Financing Authority Variable Rate Hospital VRDN RB for Adventist Health Systems Series 2002 B (KBC Bank N.V. LOC) (VMIG1)
1,673,000	1.08	07/01/2004	1,673,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
7,000,000	1.03	07/07/2004	7,000,000
California Infrastructure & Economic Development Bank VRDN RB for Floating Rate Receipts Series 2004 SG-172 (AMBAC) (Societe Generale SPA) (A-1+)
3,000,000	1.11	07/01/2004	3,000,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 B (A-1+/VMIG1)
1,500,000	1.17	02/01/2005	1,500,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
1,000,000	1.17	02/01/2005	1,000,000
California State Department of Water GO CP Series 1 (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
2,200,000	1.03	08/12/2004	2,200,000
California State Department of Water Resources Central Valley Project RB for Water Systems Series 1992 J-3 (AA/ Aa2)
1,000,000	5.80	12/01/2004	1,020,022
California State Economic Recovery VRDN RB Series 2004 C-1 (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
3,000,000	1.12	07/01/2004	3,000,000
California State Economic Recovery VRDN RB Series 2004 C-3 (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)
1,000,000	1.06	07/01/2004	1,000,000
California State Economic Recovery VRDN RB Series 2004 C-4 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	1.08	07/01/2004	1,000,000
California State Economic Recovery VRDN RB Series 2004 C-7 (BNP Paribas LOC) (A-1+/VMIG1)
3,600,000	1.05	07/01/2004	3,600,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC) (A-1+/VMIG1)
2,500,000	1.08	07/01/2004	2,500,000
California State Economic Recovery VRDN RB Series 2004 C-12 (XL Capital Assurance LOC) (DEPFA Bank PLC) (A-1+/VMIG1)
5,000,000	1.07	07/07/2004	5,000,000
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2003 B (A-1)
4,300,000	1.15	07/07/2004	4,300,000
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2004 E (A-1)
5,000,000	1.08	04/01/2005	5,000,000
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2004 M (A-1)
3,800,000	1.15	07/07/2004	3,800,000
California Statewide Community Development Authority GO for Kaiser Permanente CP Series 2004 E (F-1)
5,000,000	1.04	08/09/2004	5,000,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase SPA) (A-1+/VMIG1)
5,200,000	1.02	07/08/2004	5,200,000
Clovis California Unified School District GO TRANS (SP-1+)
3,000,000	2.50>	06/30/2005	3,026,490
East Bay Municipal Utility District Water & Waste CP Series 2003 (Westdeutsche Landesbank SPA and JP Morgan Chase & Co. SPA) (A-1+/P-1)
3,000,000	1.07	07/20/2004	3,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
East Bay Municipal Utility District Water Systems VRDN RB Refunding Subordinated Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
$10,000,000	1.04%	07/07/2004	$10,000,000
Eastern Municipal Water District California Water & Sewer Revenue COPS VRDN Refunding Series 2003 A (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
1,700,000	1.06	07/01/2004	1,700,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1+)
4,560,000	1.06	07/01/2004	4,560,000
Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (FHLMC) (VMIG1)
5,600,000	1.04	07/01/2004	5,600,000
Fresno California Sewer Revenue VRDN RB Series 2000 A (FGIC) (A-1+/VMIG1)
5,200,000	1.00	07/07/2004	5,200,000
Fresno County Adjustable VRDN RB for Trinity Health Credit Series 2000 C (Chase Manhattan Bank and Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
17,000,000	1.05	07/01/2004	17,000,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
14,100,000	1.04	07/07/2004	14,100,000
Irvine Ranch Water District GO VRDN Series 1995 (State Street Corp. LOC) (A-1+/VMIG1)
2,200,000	1.06	07/01/2004	2,200,000
Irvine Ranch Water District VRDN Consolidated Refunding GO RB Series 1993 B (Landesbank Baden-Wurttm LOC) (A-1+/VMIG1)
2,800,000	1.12	07/01/2004	2,800,000
Irvine Ranch Water District VRDN Dates Consolidated Bonds Refunding GO RB Series 1985 B (Landesbank Hessen-Thueringen LOC) (A-1+)
1,550,000	1.12	07/01/2004	1,550,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1+)
5,500,000	1.07	07/01/2004	5,500,000
Los Angeles County GO TRANS Series 2004 A (Westdeutsche Landesbank SPA, Bayerische Landesbank and Landesbank Baden-Wurttm) (A-1+/P-1)
3,000,000	1.09	07/09/2004	3,000,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
9,661,000	1.07	07/01/2004	9,661,000
Los Angeles County TRANS Series 2004 A (SP-1+/MIG1)
2,000,000	3.00>	06/30/2005	2,027,480
Los Angeles Department Water & Power Revenue Power System VRDN RB Subseries 2002 A-5 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,100,000	1.07	07/01/2004	2,100,000
Los Angeles Department Water & Power Revenue Power System VRDN RB Subseries 2002 A-6 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,500,000	1.06	07/01/2004	2,500,000
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Subseries 2001 B-2 (Dexia Credit Local SPA) (A-1+/VMIG1)
1,350,000	1.03	07/01/2004	1,350,000
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Subseries 2001 B-4 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,000,000	1.07	07/01/2004	1,000,000
Los Angeles GO Refunding Series 2003 B (FSA) (AAA/ Aaa)
5,000,000	6.00	09/01/2004	5,042,271
Los Angeles Unified School District Merlots GO VRDN Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
4,995,000	1.09	07/07/2004	4,995,000
Los Angeles Unified School District GO TRANS Series 2003 A (SP-1+/MIG1)
3,000,000	2.00	07/01/2004	3,000,000
Los Angeles Unified School District GO TRANS Series 2003 B (SP-1+/MIG1)
8,000,000	1.50	07/01/2004	8,000,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (A-1+)
5,100,000	1.10	07/01/2004	5,100,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
8,995,000	1.09	07/07/2004	8,995,000
Los Angeles Unified School District Merlots GO VRDN Series 2004 B07 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)
5,000,000	1.09	07/07/2004	5,000,000
Los Angeles Wastewater Systems CP Series 2003 (California State Teachers Retirement, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/P-1)
5,000,000	1.08	07/22/2004	5,000,000
5,000,000	1.08	07/23/2004	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Water & Power Revenue VRDN RB Subseries 2001 B-6 (Bayerische Landesbank, Bank of America, Dexia Credit Local, J.P. Morgan Chase & Co., State Street Corp., Landesbank Baden-Wurttm SPA and Westdeutsche Landesbank) (A-1+/VMIG1)
$8,750,000	1.08%	07/01/2004	$8,750,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,600,000	1.03	07/01/2004	1,600,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-2 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,000,000	1.00	07/07/2004	5,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (Westdeutsche Landesbank SPA ) (A-1+/VMIG1)
3,000,000	1.06	07/01/2004	3,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 1996 A (AMBAC) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
1,515,000	1.06	07/01/2004	1,515,000
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1997 E (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
4,200,000	1.07	07/01/2004	4,200,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (Bank of America SPA) (A-1+/VMIG1)
6,700,000	1.09	07/01/2004	6,700,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 C (Bank of America SPA) (A-1+/VMIG1)
5,200,000	1.09	07/01/2004	5,200,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 A (A-1+/VMIG1)
7,200,000	1.08	07/07/2004	7,200,000
Oakland California TRANS Series 2003 (SP-1+/MIG1)
4,000,000	2.00	07/29/2004	4,003,239
Orange County Apartment Development Revenue VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
5,600,000	1.07	07/01/2004	5,600,000
Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
2,000,000	1.06	07/06/2004	2,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
10,000,000	1.06	07/06/2004	10,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A-1+)
3,135,000	1.04	07/07/2004	3,135,000
Orange County Water District Revenue VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
5,000,000	1.04	07/07/2004	5,000,000
Palo Alto Unified School District VRDN Series 1997 SGA 53 (Societe Generale LOC) (A-1+)
9,830,000	1.05	07/07/2004	9,830,000
Pasadena COPS for City Hall & Park Improvement Projects Series 2003 (AMBAC) (California State Teachers Retirement and State Street Corp. SPA) (VMIG1)
3,000,000	1.06	07/01/2004	3,000,000
Sacramento County VRDN COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/VMIG1)
5,145,000	1.06	07/01/2004	5,145,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
7,450,000	1.07	07/01/2004	7,450,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB Series 1996 River C (FNMA) (A-1+)
6,000,000	1.07	07/01/2004	6,000,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,000,000	3.00>	07/11/2005	6,908,720
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	1.07	07/01/2004	16,600,000
San Diego County & School District GO TRANS Series 2004 (SP-1+/MIG1)
2,000,000	3.25 >	07/25/2005	2,034,820
San Diego County Water Authority CP Series 2003 1 (Bayerische Landesbank SPA) (A-1/P-1)
7,000,000	1.15	07/30/2004	7,000,000
5,000,000	1.15	09/23/2004	5,000,000
San Francisco Transportation Authority GO CP Series 2004 A (Landesbank Baden-Wurttm SPA) (A-1+/P-1)
3,250,000	1.02	08/11/2004	3,250,000
Santa Clara Valley Water CP Series 2003 (Westdeutsche Landesbank SPA) (A-1+/P-1)
2,547,000	1.07	07/09/2004	2,547,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paris LOC) (A-1)
3,810,000	1.12	07/07/2004	3,810,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
University of California Regents CP Series 2003 (A-1+/P-1)
$3,000,000	0.96%	07/14/2004	$3,000,000
Ventura County GO TRANS Series 2003 (SP-1+/MIG1)
5,000,000	1.50	07/01/2004	5,000,000
Western Municipal Water District Facilities Authority VRDN RB Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
4,000,000	1.00	07/07/2004	4,000,000

			$413,189,042

Puerto Rico—6.2%
Commonwealth of Puerto Rico TRANS Series 2003 (SP-1+/MIG1)
$10,300,000	2.00%	07/30/2004	$10,308,034
Puerto Rico Government Development Bank (CP Program) (A-1)
2,000,000	0.99	07/09/2004	2,000,000
3,500,000	0.97	07/12/2004	3,500,000
3,000,000	0.99	07/13/2004	3,000,000
2,000,000	0.99	07/29/2004	2,000,000
1,000,000	0.96	08/12/2004	1,000,000
1,640,000	0.97	08/25/2004	1,640,000
3,000,000	1.20	08/26/2004	3,000,000

			$26,448,034

Total Investments—102.7%			$439,637,076

>	Forward commitment

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 31.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—96.2%
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Bank & Trust Co. SPA) (A-1+/ VMIG1)
$4,000,000	1.04%	07/07/2004	$4,000,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-1 (DEPFA Bank PLC LOC) (A-1+/ VMIG1)
7,500,000	1.07	07/07/2004	7,500,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-4 (DEPFA Bank PLC LOC) (A-1+/ VMIG1)
8,100,000	1.03	07/01/2004	8,100,000
Lindenhurst Union Free School District GO TANS Series 2004 (MIG1)
1,500,000	2.75>	06/23/2005	1,516,605
Long Island Power Authority CP-2 (Landesbank SC LOC) (A-1+)
4,000,000	1.10	07/26/2004	4,000,000
2,000,000	1.02	10/07/2004	2,000,000
Long Island Power Authority CP Series 1 (JP Morgan Chase & Co. LOC) (A-1+/ P-1)
3,000,000	1.00	10/12/2004	3,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B-RMKT (State Street Bank & Trust Co. LOC) (A-1+/ VMIG1)
1,800,000	1.08	07/01/2004	1,800,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3A-RMKT (JP Morgan Chase & Co. and Landesbank Baden-Wurttm LOC) (A-1+/ VMIG1)
900,000	1.03	07/07/2004	900,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/ VMIG1)
6,300,000	1.08	07/01/2004	6,300,000
Metropolitan Transportation Authority RB Refunding Transportation Series 2002 F (AAA)
1,400,000	5.00	11/15/2004	1,419,622
Metropolitan Transportation Authority Revenue GO VRDN Series 2004 Subseries A-3 (XL Capital Assurance LOC) (DEPFA Bank PLC SPA) (A-1+/ VMIG1)
3,000,000	1.10	07/01/2004	3,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 COPS (FSA) (Citibank N.A.) (A-1+)
5,000,000	1.10	07/01/2004	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 COPS (FSA) (Citibank N.A.) (A-1+)
3,000,000	1.10	07/01/2004	3,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
2,990,000	1.08	07/07/2004	2,990,000
Metropolitan Transportation Authority VRDN RB Refunding Transportation Series 2002 G-1 (AMBAC) (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
3,000,000	1.08	07/08/2004	3,000,000
Municipal Assistance Corporation RB for the City of New York Series 1995 D (AMBAC) (AAA)
1,000,000	4.90	07/01/2004	1,000,000
Municipal Assistance Corporation RB for the City of New York Series 1996 G (Aa1)
1,000,000	5.50	07/01/2004	1,000,000
Municipal Assistance Corporation RB for the City of New York Series 1997 J (AA+)
1,885,000	6.00	07/01/2004	1,885,000
Municipal Assistance Corporation RB for the City of New York Series 2002 P (Aa1/ AA+)
3,000,000	3.50	07/01/2004	3,000,000
Nassau County GO TANS Series 2003 B (SP-1+/ MIG1)
2,000,000	2.00	10/15/2004	2,004,988
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
10,000,000	1.08	07/01/2004	10,000,000
New York GO ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC SPA) (VMIG1)
2,000,000	1.15	07/01/2004	2,000,000
New York City Civic Facility IDA VRDN RB for National Audubon Society Series 1989 (Citibank N.A.) (A-1+)
1,200,000	1.08	07/01/2004	1,200,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citibank Global Markets) (A-1+)
4,000,000	1.10	07/01/2004	4,000,000
New York City GO VRDN Series 2002 C (C-2) (Bayerische Landesbank LOC) (A-1+/ VMIG1)
2,065,000	1.03	07/07/2004	2,065,000
New York City GO VRDN Series 2002 C (C-5) (Bank of New York LOC) (A-1+/ VMIG1)
1,400,000	1.07	07/07/2004	1,400,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/ VMIG1)
2,200,000	1.03	07/07/2004	2,200,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Novia Scotia LOC) (A-1/ VMIG1)
$5,000,000	1.00%	07/07/2004	$5,000,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1)
6,000,000	1.03>	07/07/2004	6,000,000
3,000,000	1.03	07/07/2004	3,000,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
4,000,000	1.03	07/07/2004	4,000,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank and Bayerische Landesbank SPA) (A-1+/ P-1)
8,000,000	1.00	07/01/2004	8,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB for Municipal Securities Trust Receipts-SGB 27 Series 1997 (FSA-CR) (Societe Generale SPA) (A-1+)
2,500,000	1.10	07/01/2004	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 1992 C (FGIC) (FGIC-SPI SPA) (A-1+/ VMIG1)
1,000,000	1.06	07/01/2004	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 1993 C (FGIC) (FGIC-SPI SPA) (A-1+/ VMIG1)
1,400,000	1.06	07/01/2004	1,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)(A-1+/ VMIG1)
1,700,000	1.04	07/01/2004	1,700,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank SPA) (A-1+)
1,000,000	1.10	07/01/2004	1,000,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)
1,895,000	1.08	07/07/2004	1,895,000
New York City Transitional Finance Authority RB for Future Tax Secured Series 2001 C (AA+)
1,000,000	3.65	02/01/2005	1,012,884
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 A (AA+)
1,000,000	4.50	11/01/2004	1,011,382
New York City Transitional Finance Authority RB for Future Tax Secured Series 2003 B (AA+)
3,000,000	2.50	08/01/2004	3,003,749
New York City Transitional Finance Authority RB for Future Tax Secured Series 2004 C (AA+)
3,000,000	2.00	02/01/2005	3,010,920
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
900,000	1.03	07/07/2004	900,000
New York City Trust Cultural Resources VRDN RB for American Museum of Natural History Series 1991 B (MBIA) (Credit Suisse SPA) (A-1+/ VMIG1)
1,165,000	1.04	07/07/2004	1,165,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. LOC) (A-1+)
3,000,000	1.06	07/01/2004	3,000,000
New York State Dormitory Authority RB for Mental Health Services Facilities Series 2003 C-1 (A+)
1,000,000	5.00	02/15/2005	1,024,110
New York State Dormitory Authority VRDN RB for Columbia University Series 2004 A-2 (A-1+)
1,000,000	1.60	06/08/2005	1,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
3,300,000	1.08	07/01/2004	3,300,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 2002 A2 (A-1+/ VMIG1)
3,000,000	1.05	07/01/2004	3,000,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/ VMIG1)
2,215,000	1.01	07/07/2004	2,215,000
New York State Energy Research & Development Authority VRDN PCRB Refunding Orange/ Rockland Utilities Series 1995 A (AMBAC) (National Australia Bank SPA) (A-1+/ VMIG1)
6,000,000	1.04	07/07/2004	6,000,000
New York State Environmental CP Series 1997A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
2,000,000	0.95	07/14/2004	2,000,000
3,500,000	1.12	08/18/2004	3,500,000
3,500,000	1.12	08/19/2004	3,500,000
3,000,000	1.12	08/20/2004	3,000,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank SPA) (A-1+)
7,746,500	1.10	07/01/2004	7,746,500

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State GO Refunding Series 1998 F (A2)
$1,000,000	5.00%	09/15/2004	$1,007,765
New York State GO VRDN Series 2000 B (Dexia Credit Local de France LOC) (A-1+/ VMIG1)
1,970,000	1.02	08/05/2004	1,970,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 C (Dexia Credit Local de France LOC) (A-1+)
1,000,000	1.03	07/07/2004	1,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
1,000,000	1.03	07/07/2004	1,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
2,800,000	1.03	07/07/2004	2,800,000
New York State Housing Finance Agency VRDN RB AMT for Talleyrand Crescent Housing Series 1999 (FNMA LOC) (VMIG1)
6,000,000	1.07	07/07/2004	6,000,000
New York State Housing Finance Agency VRDN RB AMT for Tribeca Park Series 1997 A (FNMA LOC SPA) (VMIG1)
3,700,000	1.03	07/07/2004	3,700,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Housing Series 2003 (Fleet National Bank LOC) (VMIG1)
12,200,000	1.00	07/07/2004	12,200,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A-RMKT (FNMA) (VMIG1)
5,300,000	1.03	07/07/2004	5,300,000
New York State Housing Finance Agency VRDN RB for Housing-Historic Front Street Series 2003 A (Bank of New York LOC) (VMIG1)
12,500,000	1.05	07/07/2004	12,500,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
8,200,000	1.00	07/07/2004	8,200,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
5,130,000	1.08	07/07/2004	5,130,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 3V (FGIC) (Landesbank Baden-Wurttm SPA) (A-1+)
3,300,000	1.02	07/07/2004	3,300,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Westdeutsche Landesbank and Bayerische Landesbank LOC) (A-1+/ VMIG1)
3,000,000	1.00	07/07/2004	3,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (A-1/ VMIG1)
3,100,000	1.01	07/07/2004	3,100,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, Bank of New York, Bayerische Landesbank, JP Morgan Chase & Co., Landesbank Baden-Wurttm, State Street Corp., and Wachovia Bank SPA) (A-1/ P-1)
3,195,000	1.09	07/09/2004	3,195,000
New York State Power Authority RB Series 2000 A (Aa2)
1,600,000	4.30	11/15/2004	1,618,179
New York State Thruway Authority CP Series 01 (Landesbank Hessen-Thueringen LOC) (A-1+/ P-1)
2,000,000	1.10	07/23/2004	2,000,000
2,500,000	0.95	08/09/2004	2,500,000
2,000,000	0.95	08/10/2004	2,000,000
3,000,000	0.96	10/07/2004	3,000,000
New York State Thruway Authority Service Contract RB Unrefunded Balance for Local Highway & Bridge Series 1997 (A3)
2,000,000	6.00	04/01/2005	2,068,723
New York State Urban Development Corporate Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)
1,600,000	1.10	07/01/2004	1,600,000
New York State Urban Development Corporation RB Refunding for Project Center for Industrial Innovation Series 1995 (A3)
1,265,000	6.25	01/01/2005	1,296,680
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,435,000	1.01	07/07/2004	1,435,000
Port Authority of New York & New Jersey CP Series B (Bank of Nova Scotia, JP Morgan Chase & Co. and Lloyds TSB Bank SPA) (A-1+)
1,120,000	1.10	07/23/2004	1,120,000
Port Authority of New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
4,000,000	1.06	07/01/2004	4,000,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/ VMIG1)
3,530,000	1.06	07/01/2004	3,530,000
Rockland County GO TANS Series 2004 (MIG1)
2,000,000	2.00	03/24/2005	2,012,964

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2004 922 (Morgan Stanley SPA) (F-1+)
$4,000,000	1.11%	07/01/2004	$4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (Aa3/ VMIG1)
3,000,000	1.08	07/07/2004	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 A (FSA) (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
2,185,000	1.03	07/07/2004	2,185,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
3,200,000	1.07	07/01/2004	3,200,000
Triborough Bridge & Tunnel Authority VRDN RB Special Obligation Refunding Series 2000 C (FSA) (Lloyds TSB Bank and JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
5,625,000	1.06	07/07/2004	5,625,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. VRDN RB AMT Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	1.09	07/01/2004	3,000,000

			$296,760,071

Puerto Rico—6.0%
Commonwealth of Puerto Rico TRANS Series 2003 (SP-1+/ MIG1)
$1,000,000	2.00%	07/30/2004	$1,000,788
Puerto Rico Government Development Bank (CP Program) (A-1)
1,000,000	0.99	07/29/2004	1,000,000
3,800,000	0.96	08/12/2004	3,800,000
2,405,000	1.17	09/09/2004	2,405,000
2,000,000	1.17	10/07/2004	2,000,000
Puerto Rico Industrial Tourist Edl VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (P-1)
8,300,000	1.05	07/01/2004	8,300,000

			$18,505,788

Total Investments—102.2%			$315,265,859

> Forward commitment

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 31.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Assoc.
FSA	—	Insured by Financial Security Assurance Co.
FSA-CR	—	Financial Security Assurance Credit
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
INDBT	—	Certificate of Indebtedness
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance-Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
OSUF	—	Oklahoma State University Foundation
PCRB	—	Pollution Control Revenue Bond
P-Floats	—	Puttable Floating Rate Securities
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SD Credit	—	School District Credit Enhancement
SPA	—	Stand-by-Purchase Agreement
SPI	—	Securities Purchase Inc.
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Note
XLCA	—	Insured by XL Capital Assurance

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
June 30, 2004 (Unaudited)

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Assets:
Investment in unaffiliated securities, at value based on amortized cost	$409,389,445	$1,471,366,479	$88,417,194
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	52,200,000	139,400,000	31,700,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	—	—	—
Cash	120,244	54,765	58,658
Receivables:
Interest	476,845	2,458,958	253,232
Fund shares sold	—	771,439	—
Reimbursement from investment adviser	—	—	—
Other	15,751	13,670	5,735

Total assets	462,202,285	1,614,065,311	120,434,819

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	15,506	42,012	2,237
Fund shares repurchased	64,732	984,256	10,000
Amounts owed to affiliates	243,970	683,212	53,736
Accrued expenses and other liabilities	85,909	190,711	78,214

Total liabilities	410,117	1,900,191	144,187

Net Assets:
Paid-in capital	461,792,168	1,612,165,120	120,290,632
Accumulated net realized loss on investment transactions	—	—	—

Net assets	$461,792,168	$1,612,165,120	$120,290,632

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Units/ Shares outstanding:
ILA Units	175,540,600	476,412,367	53,755,218
ILA Administration Units	78,907,996	681,222,552	12,713,004
ILA Service Units	164,591,366	265,626,186	49,784,772
ILA Class B Units	22,771,993	—	—
ILA Class C Units	16,020,271	—	—
ILA Cash Management Shares	3,959,942	188,904,015	3,982,004

Total units/shares of beneficial interest outstanding, $0.001 par value (unlimited number of units/shares authorized)	461,792,168	1,612,165,120	120,234,998

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$176,024,820	$987,532,672	$2,709,856,687	$2,100,916,207	$439,637,076	$315,265,859
583,600,000	—	—	—	—	—
25,000,000	—	—	—	—	—
86,087	20,895	13,426	7,536,047	1,599,763	75,722

1,503,209	—	2,976,333	5,820,066	1,095,784	793,926
—	—	—	4,441	—	—
—	—	—	—	7,913	—
—	10,553	23,050	5,259	7,978	5,430

786,214,116	987,564,120	2,712,869,496	2,114,282,020	442,348,514	316,140,937

—	424,619,570	—	21,225,115	13,997,510	7,516,605
131,714	48,890	105,229	65,498	8,390	7,601
1,261	266,881	2,684	—	—	—
280,820	195,992	1,165,959	904,428	168,011	155,821
351,703	244,697	200,311	89,926	47,277	69,520

765,498	425,376,030	1,474,183	22,284,967	14,221,188	7,749,547

785,448,618	562,188,090	2,711,395,313	2,092,002,805	428,162,866	308,392,408
—	—	—	(5,752)	(35,540)	(1,018)

$785,448,618	$562,188,090	$2,711,395,313	$2,091,997,053	$428,127,326	$308,391,390

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

142,265,131	38,662,301	980,019,402	752,701,118	196,182,550	84,349,017
15,810,275	33,281,792	1,158,820,457	1,107,377,006	197,445,833	156,362,650
621,160,973	477,249,471	253,018,011	14,707,900	1,672	105,735
—	—	—	—	—	—
—	—	—	—	—	—
6,212,239	12,994,526	319,537,443	217,006,683	34,451,824	67,566,898

785,448,618	562,188,090	2,711,395,313	2,091,792,707	428,081,879	308,384,300

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income—unaffiliated	$2,588,366	$9,646,607	$740,247
Interest income—affiliated	—	—	13,000

Total income	2,588,366	9,646,607	753,247

Expenses:
Non-Class Specific Expenses:
Management fees	812,050	2,993,924	243,298
Transfer Agent fees(a)	92,806	342,163	27,806
Custody and accounting fees	44,970	100,404	29,477
Professional fees	28,596	35,792	26,364
Registration fees	20,068	39,232	31,321
Printing fees	21,494	12,063	12,063
Trustee fees	4,612	4,612	4,612
Other	11,331	43,351	3,365

Subtotal	1,035,927	3,571,541	378,306
Class Specific Expenses:
Service Share fees	333,215	563,435	97,343
Distribution and Service fees(b)	217,575	641,084	15,970
Cash Management Share fees	19,368	641,084	15,970
Administration Share fees	53,284	492,265	9,691

Total expenses	1,659,369	5,909,409	517,280
Less—expense reductions	(142,909)	(615,648)	(93,744)

Net expenses	1,516,460	5,293,761	423,536

Net investment income	1,071,906	4,352,846	329,711

Net realized gain (loss) on investment transactions	6,222	19,015	—

Net increase in net assets resulting from operations	$1,078,128	$4,371,861	$329,711

(a)	The following Portfolios had Transfer Agent fees of:

		ILA	ILA	ILA Cash
	ILA	Administration	Service	Management
Portfolio	Units	Units	Units	Shares

Prime Obligations^	$35,797	$14,209	$33,322	$1,550
Money Market	103,262	131,271	56,343	51,287
Government	14,210	2,584	9,734	1,278
Treasury Obligations	29,859	3,187	133,620	4,569
Treasury Instruments	9,375	6,259	100,001	4,372
Federal	227,540	231,757	53,487	92,654
Tax-Exempt Diversified	160,669	205,263	2,448	56,624
Tax-Exempt California	46,759	42,261	—	9,255
Tax-Exempt New York	19,814	27,359	22	16,462

^	Prime Obligations Class B and Class C had Transfer Agent fees of $4,713 and $3,215, respectively.

(b)	Amounts relate to Distribution (12b-1) and Service fees for the Cash Management Shares, except for the Prime Obligations Portfolio, which also includes Class B and Class C Unit Distribution and Service (12b-1) and Service fees. The Cash Management Share Class, Class B and Class C Units had Distribution (12b-1) and Service fees of $19,368, $117,826 and $80,381, respectively.

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$4,312,393	$2,832,457	$16,028,316	$10,811,114	$2,404,892	$1,583,653
107,593	—	—	—	—	—

4,419,986	2,832,457	16,028,316	10,811,114	2,404,892	1,583,653

1,498,301	1,050,063	5,297,583	3,718,782	859,908	556,989
171,235	120,007	605,438	425,004	98,275	63,657
70,543	59,875	142,899	112,256	48,599	45,628
31,783	28,006	35,915	30,296	26,461	28,086
24,159	19,330	21,807	24,971	17,948	6,669
12,063	12,063	12,063	13,058	12,063	12,063
4,612	4,612	4,612	4,612	4,612	4,612
42,186	11,896	86,605	52,792	11,481	229

1,854,882	1,305,852	6,206,922	4,381,771	1,079,347	717,933

1,336,201	1,000,007	534,873	24,474	3	211
57,108	54,650	1,158,172	707,803	115,682	205,772
57,108	54,650	1,158,172	707,803	115,682	205,772
11,950	23,470	869,087	769,737	158,478	102,597

3,317,249	2,438,629	9,927,226	6,591,588	1,469,192	1,232,285
(61,277)	(69,503)	(1,112,053)	(882,252)	(176,003)	(296,566)

3,255,972	2,369,126	8,815,173	5,709,336	1,293,189	935,719

1,164,014	463,331	7,213,143	5,101,778	1,111,703	647,934

22,971	92,343	69,031	6,188	(1,169)	(1,018)

$1,186,985	$555,674	$7,282,174	$5,107,966	$1,110,534	$646,916

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2004 (Unaudited)

	Prime
	Obligations	Money Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$1,071,906	$4,352,846	$329,711
Net realized gain (loss) on investment transactions	6,222	19,015	—

Net increase in net assets resulting from operations	1,078,128	4,371,861	329,711

Distributions to unit/shareholders:
From net investment income
ILA Units	(612,388)	(1,839,130)	(230,113)
ILA Administration Units	(190,006)	(1,848,853)	(32,293)
ILA Service Units	(236,983)	(439,954)	(61,662)
ILA Class B Units	(19,327)	—	—
ILA Class C Units	(13,198)	—	—
ILA Cash Management Shares	(6,226)	(243,924)	(5,643)

Total distributions to unit/shareholders	(1,078,128)	(4,371,861)	(329,711)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	650,662,885	5,766,441,058	126,870,345
Reinvestment of dividends and distributions	916,204	4,144,138	310,726
Cost of units/shares repurchased	(648,666,270)	(5,877,366,694)	(166,570,316)

Net increase (decrease) in net assets resulting from unit/share transactions	2,912,819	(106,781,498)	(39,389,245)

Total increase (decrease)	2,912,819	(106,781,498)	(39,389,245)
Net assets:
Beginning of period	458,879,349	1,718,946,618	159,679,877

End of period	$461,792,168	$1,612,165,120	$120,290,632

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$1,164,014	$463,331	$7,213,143	$5,101,778	$1,111,703	$647,934
22,971	92,343	69,031	6,188	(1,169)	(1,018)

1,186,985	555,674	7,282,174	5,107,966	1,110,534	646,916

(451,248)	(126,405)	(3,716,196)	(2,450,669)	(645,404)	(280,409)
(36,215)	(60,972)	(2,923,386)	(2,373,704)	(424,861)	(287,738)
(683,605)	(352,899)	(339,560)	(13,229)	(2)	(106)
—	—	—	—	—	—
—	—	—	—	—	—
(15,917)	(15,398)	(303,032)	(264,176)	(41,436)	(79,681)

(1,186,985)	(555,674)	(7,282,174)	(5,101,778)	(1,111,703)	(647,934)

762,232,826	917,591,147	8,933,947,233	7,264,525,990	1,326,748,391	845,403,811
399,009	195,638	6,678,515	4,752,064	1,054,023	617,124
(884,206,106)	(830,229,718)	(9,256,462,165)	(7,068,723,453)	(1,440,369,475)	(817,682,088)

(121,574,271)	87,557,067	(315,836,417)	200,554,601	(112,567,061)	28,338,847

(121,574,271)	87,557,067	(315,836,417)	200,560,789	(112,568,230)	28,337,829

907,022,889	474,631,023	3,027,231,730	1,891,436,264	540,695,556	280,053,561

$785,448,618	$562,188,090	$2,711,395,313	$2,091,997,053	$428,127,326	$308,391,390

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2003

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$5,203,552	$11,297,685	$959,497
Net realized gain (loss) on investment transactions	9,074	21,862	1,108

Net increase in net assets resulting from operations	5,212,626	11,319,547	960,605

Distributions to unit/shareholders:
From net investment income
ILA Units	(3,817,155)	(5,598,341)	(622,734)
ILA Administration Units	(468,313)	(3,506,435)	(70,715)
ILA Service Units	(761,368)	(1,311,080)	(234,972)
ILA Class B Units	(86,830)	—	—
ILA Class C Units	(45,540)	—	—
ILA Cash Management Shares	(33,420)	(903,691)	(32,184)

Total distributions to unit/shareholders	(5,212,626)	(11,319,547)	(960,605)

From units/ share transactions (at $1.00 per unit/share):
Proceeds from sales of units/ shares	4,095,803,510	10,575,746,635	464,490,143
Reinvestment of dividends and distributions	4,658,925	10,808,744	884,220
Cost of units/ shares repurchased	(4,540,858,373)	(10,675,679,960)	(498,668,091)

Net increase (decrease) in net assets resulting from unit/share transactions	(440,395,938)	(89,124,581)	(33,293,728)

Total increase (decrease)	(440,395,938)	(89,124,581)	(33,293,728)
Net assets:
Beginning of year	899,275,287	1,808,071,199	192,973,605

End of year	$458,879,349	$1,718,946,618	$159,679,877

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$6,593,039	$1,456,128	$20,021,559	$10,135,389	$3,036,091	$1,396,358
877,478	247,414	467,619	(11,940)	(25,018)	—

7,470,517	1,703,542	20,489,178	10,123,449	3,011,073	1,396,358

(1,401,740)	(478,964)	(11,790,795)	(5,822,219)	(1,961,774)	(696,228)
(102,638)	(150,170)	(5,769,250)	(3,186,213)	(840,115)	(464,596)
(5,835,332)	(1,027,283)	(1,051,375)	(63,737)	(191)	(391)
—	—	—	—	—	—
—	—	—	—	—	—
(130,807)	(47,125)	(1,877,758)	(1,063,220)	(234,011)	(235,143)

(7,470,517)	(1,703,542)	(20,489,178)	(10,135,389)	(3,036,091)	(1,396,358)

1,980,502,951	1,466,159,284	16,504,780,699	9,976,764,206	2,492,740,912	1,160,531,257
1,229,979	599,846	18,609,601	9,239,024	2,892,841	1,356,587
(3,705,155,751)	(1,563,898,695)	(17,255,681,397)	(9,813,374,514)	(2,466,056,324)	(1,166,426,660)

(1,723,422,821)	(97,139,565)	(732,291,097)	172,628,716	29,577,429	(4,538,816)

(1,723,422,821)	(97,139,565)	(732,291,097)	172,616,776	29,552,411	(4,538,816)

2,630,445,710	571,770,588	3,759,522,827	1,718,819,488	511,143,145	284,592,377

$907,022,889	$474,631,023	$3,027,231,730	$1,891,436,264	$540,695,556	$280,053,561

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
June 30, 2004 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA” or “Portfolios,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of net assets of each class.

2. Significant Accounting Policies (continued)

C. Federal Taxes—

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Portfolios’ distributions is shown in the accompanying financial statements as from net investment income.
   At December 31, 2003 (tax year end), the following Portfolios had a capital loss carryforward for U.S. federal tax purposes of approximately:

	Tax-Exempt	Tax-Exempt
Year	California	Diversified

2007	$5,000	—
2008	4,400	—
2011	14,300	$11,900

Total	$23,700	$11,900

   Expiration occurs on December 31 of the year indicated. This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
   Unit/ Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3. Each class of units/ shares of the Portfolios separately bears its respective class-specific transfer agency fees.

E. Forward Commitment Transactions—

The Portfolios may enter into forward commitments. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

2. Significant Accounting Policies (continued)

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
   During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

3. Agreements

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“ Management fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolios’ average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest and brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursement, if any.
   For the six months ended June 30, 2004, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows+ (in thousands):

					CMS
	Other		B&C Units	CMS	Share
	Expense	Custody	Distribution	Share	Service
	Reimburse-	Fee	and Service	Distribution	Fee
Portfolio	ments	Reductions	Fee Waiver	Fee Waiver	Waiver	Total

Prime Obligations	$29	$—	$95	$17	$2	$143

Money Market	—	—	N/A	552	64	616

Government	77	—	N/A	14	3	94

Treasury Obligations	—	—	N/A	49	12	61

Treasury Instruments	4	—	N/A	47	19	70

Federal	—	—	N/A	996	116	1,112

Tax-Exempt Diversified	—	54	N/A	609	219	882

Tax-Exempt California	13	15	N/A	100	48	176

Tax-Exempt New York	27	10	N/A	177	83	297

+	Only amounts greater than $500 are disclosed.

3. Agreements (continued)

   The Trust, on behalf of each Portfolio that offers Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units. The table detailing fee waivers on the Distribution and Service Fees for the Class B and C Units is on the following page.

   The Trust, on behalf of each Portfolio that offers Cash Management Shares, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class C Units contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $17 for Class C Units for the six months ended June 30, 2004.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/ shareholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Units and Cash Management Shares Service Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/ shares.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

3. Agreements (continued)
   In addition to the Distribution fee waiver attributable to Cash Management Shares mentioned on the previous page, the following table details the weighted average fee waivers for the six months ended June 30, 2004 as well as the fee waivers that were in effect as of June 30, 2004 for the Distribution and Service Fees attributable to the Class B and C Units, the Cash Management Share Service Fees and the Service Unit Service Fees.

	Weighted Average
	Fee Waivers for the
	Six Months Ended			Fee Waivers as of
	June 30, 2004			June 30, 2004

		CMS	Service		CMS
	B&C	Share	Unit	B&C Units	Share
	Distribution	Service	Service	Distribution	Service
	and Service	Fee	Fee	and Service	Fee
Portfolio	Fee Waiver	Waiver	Waiver	Fee Waiver	Waiver

Prime Obligations	0.48%	0.05%	—%	0.48%	0.05%

Money Market	N/A	0.05	—	N/A	0.05

Government	N/A	0.10	—	N/A	0.10

Treasury Obligations	N/A	0.10	—	N/A	0.15

Treasury Instruments	N/A	0.17	—	N/A	0.17

Federal	N/A	0.05	—	N/A	0.05

Tax-Exempt Diversified	N/A	0.15	0.01	N/A	0.10

Tax-Exempt California	N/A	0.21	0.03	N/A	0.15

Tax-Exempt New York	N/A	0.20	0.03	N/A	0.15

At June 30, 2004, the amounts owed to affiliates were as follows (in thousands):

				Over
				Reimburse-
				ment
		Distribution	Transfer	of “Other	Affiliated
Portfolio	Management	and Service	Agent	Expense”	Dealers	Total

Prime Obligations	$131	$17	$15	$23	$58	$244

Money Market	469	11	53	—	150	683

Government	37	—	5	10	2	54

Treasury Obligations	225	—	26	29	1	281

Treasury Instruments	166	1	19	7	3	196

Federal	795	19	91	—	261	1,166

Tax-Exempt Diversified	613	13	70	—	208	904

Tax-Exempt California	120	2	14	—	32	168

Tax-Exempt New York	91	4	10	21	30	156

   Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.

4. Line of Credit Facility

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, each Portfolio must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2004, the Portfolios did not have any borrowings under this facility.

5. Joint Repurchase Agreement Accounts

Pursuant to exemptive relief granted by the SEC and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
   At June 30, 2004, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following Joint Repurchase Agreement Account I, which equaled $32,200,000 $39,400,000, $11,700,000, and $533,600,000, respectively, in principal amount. At June 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

Joint Repurchase Agreement Account I

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.
	$960,000,000	1.30%	07/01/2004	$960,034,667
Barclays Capital, PLC
	300,000,000	1.30	07/01/2004	300,010,833
Deutsche Bank Securities, Inc.
	250,000,000	1.30	07/01/2004	250,009,028
Greenwich Capital Markets
	400,000,000	1.28	07/01/2004	400,014,222
J.P. Morgan Chase & Co.
	905,000,000	1.30	07/01/2004	905,032,680
Morgan Stanley & Co.
	500,000,000	1.28	07/01/2004	500,017,778
UBS LLC
	514,800,000	1.28	07/01/2004	514,818,304
Westdeutsche Landesbank AG
	400,000,000	1.25	07/01/2004	400,013,889

TOTAL	$4,229,800,000			$4,229,951,401

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

5. Joint Repurchase Agreement Accounts (continued)

At June 30, 2004, the Prime Obligations, Money Market and Government Portfolios had undivided interests in the following Joint Repurchase Agreement Account II, which equaled $20,000,000, $100,000,000, and $15,000,000, respectively, in principal amount. At June 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

Joint Repurchase Agreement Account II

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC
	$750,000,000	1.55%	07/01/2004	$750,032,292
Bear Stearns & Co.
	675,000,000	1.55	07/01/2004	675,029,063
Greenwich Capital Markets
	400,000,000	1.53	07/01/2004	400,017,000
J.P. Morgan Chase & Co.
	700,000,000	1.55	07/01/2004	700,030,139
Morgan Stanley & Co.
	775,000,000	1.55	07/01/2004	775,033,368
UBS LLC
	950,500,000	1.55	07/01/2004	950,540,924
Westdeutsche Landesbank AG
	500,000,000	1.52	07/01/2004	500,021,111

TOTAL	$4,750,500,000			$4,750,703,897

6. Portfolio Concentrations

As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

7. Other Matters

Exemptive Orders— Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, certain Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Legal Proceedings—Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The actions allege violations of the Act and the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees; made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and made untrue statements of material fact in registration statements and reports filed pursuant to the Act. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

8. Subsequent Events

Subsequent to June 30, 2004, GSAM voluntarily agreed to adjust certain waivers of its Distribution and Service Fees attributable to the Cash Management Share Service Fees. The fee waivers in effect as of August 1, 2004 are as follows:

	B&C Units	CMS Share
	Distribution and	Service Fee
Portfolio	Service Fee Waiver	Waiver

Prime Obligations	0.33%	—%

Treasury Instruments	N/A	0.07

Tax-Exempt Diversified	N/A	0.05

Tax-Exempt California	N/A	0.10

Tax-Exempt New York	N/A	0.10

Goldman Sachs Trust— Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

9. Summary of Unit/ Share Transactions (at $1.00 per unit/share)

Unit/share activity for the six months ended June 30, 2004 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	325,398,732	876,029,507	53,941,395
Reinvestment of dividends and distributions	469,577	1,755,583	215,489
Units repurchased	(318,863,479)	(903,777,476)	(86,068,114)

	7,004,830	(25,992,386)	(31,911,230)

ILA Administration Units:
Units sold	161,836,028	2,398,191,033	24,715,827
Reinvestment of dividends and distributions	184,951	1,735,899	32,187
Units repurchased	(149,348,157)	(2,316,917,577)	(24,898,615)

	12,672,822	83,009,355	(150,601)

ILA Service Units:
Units sold	118,657,371	1,855,492,356	23,424,830
Reinvestment of dividends and distributions	225,911	435,974	59,245
Units converted from ILA Class B(a)	1,234	—	—
Units repurchased	(126,447,127)	(1,884,327,418)	(25,857,852)

	(7,562,611)	(28,399,088)	(2,373,777)

ILA Class B Units:
Units sold	9,403,073	—	—
Reinvestment of dividends and distributions	17,288	—	—
Units converted to ILA Service(a)	(1,234)	—	—
Units repurchased	(13,005,887)	—	—

	(3,586,760)	—	—

ILA Class C Units:
Units sold	11,045,245	—	—
Reinvestment of dividends and distributions	12,724	—	—
Units repurchased	(11,382,982)	—	—

	(325,013)	—	—

ILA Cash Management Shares:
Shares sold	24,322,436	636,728,162	24,788,293
Reinvestment of dividends and distributions	5,753	216,682	3,805
Shares repurchased	(29,618,638)	(772,344,223)	(29,745,735)

	(5,290,449)	(135,399,379)	(4,953,637)

Net increase (decrease) in units/ shares	2,912,819	(106,781,498)	(39,389,245)

(a)	Class B units will automatically convert into Service Units at the end of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

332,118,766	77,456,502	2,145,313,171	1,912,001,249	393,372,405	213,125,292
363,319	119,999	3,333,048	2,262,429	607,459	260,285
(327,895,977)	(90,178,143)	(2,315,761,022)	(1,883,475,012)	(441,877,226)	(218,552,180)

4,586,108	(12,601,642)	(167,114,803)	30,788,666	(47,897,362)	(5,166,603)

37,380,647	128,725,150	4,238,833,291	4,346,802,503	808,424,730	461,886,852
33,127	58,568	2,792,915	2,237,568	410,917	280,599
(39,326,632)	(126,777,250)	(4,111,917,871)	(4,033,833,933)	(844,750,919)	(429,914,378)

(1,912,858)	2,006,468	129,708,335	315,206,138	(35,915,272)	32,253,073

373,892,773	693,641,923	1,311,882,584	10,832,591	—	—
1,930	1,834	278,024	12,255	2	106
—	—	—	—	—	—
(462,602,622)	(578,830,524)	(1,344,431,804)	(10,414,688)	—	(18,000)

(88,707,919)	114,813,233	(32,271,196)	430,158	2	(17,894)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

18,840,640	17,767,572	1,237,918,187	994,889,647	124,951,256	170,391,667
633	15,237	274,528	239,812	35,645	76,134
(54,380,875)	(34,443,801)	(1,484,351,468)	(1,140,999,820)	(153,741,330)	(169,197,530)

(35,539,602)	(16,660,992)	(246,158,753)	(145,870,361)	(28,754,429)	1,270,271

(121,574,271)	87,557,067	(315,836,417)	200,554,601	(112,567,061)	28,338,847

Goldman Sachs Trust— Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

9. Summary of Unit/ Share Transactions (at $1.00 per unit/share) (continued)

Unit/share activity for the year ended December 31, 2003 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	3,032,547,248	1,791,481,859	242,730,918
Reinvestment of dividends and distributions	3,352,256	5,322,389	568,420
Units repurchased	(3,440,643,671)	(2,119,606,264)	(239,379,918)

	(404,744,167)	(322,802,016)	3,919,420

ILA Administration Units:
Units sold	342,102,096	2,928,090,273	74,390,777
Reinvestment of dividends and distributions	458,731	3,336,023	69,363
Units repurchased	(354,313,446)	(2,762,964,252)	(72,994,154)

	(11,752,619)	168,462,044	1,465,986

ILA Service Units:
Units sold	584,447,318	3,364,047,767	78,236,088
Reinvestment of dividends and distributions	697,616	1,301,605	227,578
Units repurchased	(592,936,291)	(3,373,678,279)	(107,470,059)

	(7,791,357)	(8,328,907)	(29,006,393)

ILA Class B Units:
Units sold	15,447,664	—	—
Reinvestment of dividends and distributions	80,451	—	—
Units repurchased	(29,073,405)	—	—

	(13,545,290)	—	—

ILA Class C Units:
Units sold	44,300,568	—	—
Reinvestment of dividends and distributions	41,305	—	—
Units repurchased	(46,238,147)	—	—

	(1,896,274)	—	—

ILA Cash Management Shares:
Shares sold	76,958,616	2,492,126,736	69,132,360
Reinvestment of dividends and distributions	28,566	848,727	18,859
Shares repurchased	(77,653,413)	(2,419,431,165)	(78,823,960)

	(666,231)	73,544,298	(9,672,741)

Net increase (decrease) in units/ shares	(440,395,938)	(89,124,581)	(33,293,728)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

746,499,112	356,538,803	4,756,979,851	3,388,235,789	1,082,167,774	332,040,185
1,103,003	404,009	10,424,285	5,222,192	1,850,825	660,196
(907,781,482)	(409,336,785)	(5,435,180,862)	(3,693,481,803)	(1,199,041,959)	(372,141,529)

(160,179,367)	(52,393,973)	(667,776,726)	(300,023,822)	(115,023,360)	(39,441,148)

99,101,117	233,086,421	5,630,211,537	4,401,025,941	1,104,304,502	601,685,494
95,580	143,884	5,526,318	2,976,164	816,464	463,398
(101,040,247)	(227,864,400)	(5,571,137,354)	(4,013,324,947)	(970,399,062)	(577,442,033)

(1,843,550)	5,365,905	64,600,501	390,677,158	134,721,904	24,706,859

1,017,716,680	825,307,774	2,496,824,287	77,543,075	62,595	—
16,578	5,750	871,314	46,537	6	390
(2,530,204,098)	(893,478,391)	(2,492,322,917)	(97,487,572)	(344,991)	—

(1,512,470,840)	(68,164,867)	5,372,684	(19,897,960)	(282,390)	390

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

117,186,042	51,226,286	3,620,765,024	2,109,959,401	306,206,041	226,805,578
14,818	46,203	1,787,684	994,131	225,546	232,603
(166,129,924)	(33,219,119)	(3,757,040,264)	(2,009,080,192)	(296,270,312)	(216,843,098)

(48,929,064)	18,053,370	(134,487,556)	101,873,340	10,161,275	10,195,083

(1,723,422,821)	(97,139,565)	(732,291,097)	172,628,716	29,577,429	(4,538,816)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Prime Obligations Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2004- ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.34%	$175,541	0.43	%(d)	0.68	%(d)	0.44	%(d)	0.67	%(d)
2004- ILA Administration Units	1.00	0.003	(0.003)	1.00	0.27	78,908	0.58	(d)	0.53	(d)	0.59	(d)	0.52	(d)
2004- ILA Service Units	1.00	0.001	(0.001)	1.00	0.14	164,591	0.83	(d)	0.28	(d)	0.84	(d)	0.27	(d)
2004- ILA B Units	1.00	0.001	(0.001)	1.00	0.08	22,772	0.95	(d)	0.16	(d)	1.44	(d)	(0.33	)(d)
2004- ILA C Units	1.00	0.001	(0.001)	1.00	0.08	16,020	0.95	(d)	0.16	(d)	1.44	(d)	(0.33	)(d)
2004- ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.08	3,960	0.95	(d)	0.16	(d)	1.44	(d)	(0.33	)(d)

For the Years Ended December 31,

2003- ILA Units	1.00	0.008	(0.008)	1.00	0.79	168,536	0.44		0.81		0.44		0.81
2003- ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59		0.65		0.59		0.65
2003- ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84		0.39		0.84		0.39
2003- ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99		0.24		1.44		(0.21)
2003- ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99		0.24		1.44		(0.21)
2003- ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96		0.26		1.44		(0.22)

2002- ILA Units	1.00	0.01	(0.01)	1.00	1.45	573,280	0.43		1.42		0.44		1.41
2002- ILA Administration Units	1.00	0.01	(0.01)	1.00	1.30	77,988	0.58		1.29		0.59		1.28
2002- ILA Service Units	1.00	0.01	(0.01)	1.00	1.05	179,945	0.83		1.03		0.84		1.02
2002- ILA B Units	1.00	— (c)	— (c)	1.00	0.48	39,904	1.39		0.46		1.44		0.41
2002- ILA C Units	1.00	— (c)	— (c)	1.00	0.48	18,241	1.39		0.47		1.44		0.42
2002- ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.87	9,917	1.00		0.90		1.44		0.46

2001- ILA Units	1.00	0.04	(0.04)	1.00	3.79	443,213	0.43		3.70		0.43		3.70
2001- ILA Administration Units	1.00	0.04	(0.04)	1.00	3.63	123,869	0.58		3.38		0.58		3.38
2001- ILA Service Units	1.00	0.03	(0.03)	1.00	3.38	152,735	0.83		3.25		0.83		3.25
2001- ILA B Units	1.00	0.03	(0.03)	1.00	2.76	32,731	1.43		2.51		1.43		2.51
2001- ILA C Units	1.00	0.03	(0.03)	1.00	2.76	15,396	1.43		2.56		1.43		2.56
2001- ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.20	24,547	1.00		3.34		1.43		2.91

2000- ILA Units	1.00	0.06	(0.06)	1.00	6.14	584,448	0.43		5.94		0.43		5.94
2000- ILA Administration Units	1.00	0.06	(0.06)	1.00	5.98	71,230	0.58		5.87		0.58		5.87
2000- ILA Service Units	1.00	0.06	(0.06)	1.00	5.72	170,446	0.83		5.63		0.83		5.63
2000- ILA B Units	1.00	0.05	(0.05)	1.00	5.09	20,333	1.43		4.97		1.43		4.97
2000- ILA C Units	1.00	0.05	(0.05)	1.00	5.09	10,806	1.43		5.02		1.43		5.02
2000- ILA Cash Management Shares	1.00	0.05	(0.05)	1.00	5.54	39,081	1.00		5.46		1.43		5.03

1999- ILA Units	1.00	0.05	(0.05)	1.00	4.90	1,095,109	0.43		4.79		0.43		4.79
1999- ILA Administration Units	1.00	0.05	(0.05)	1.00	4.74	40,850	0.58		4.65		0.58		4.65
1999- ILA Service Units	1.00	0.04	(0.04)	1.00	4.48	92,975	0.83		4.33		0.83		4.33
1999- ILA B Units	1.00	0.04	(0.04)	1.00	3.86	19,444	1.43		3.83		1.43		3.83
1999- ILA C Units	1.00	0.04	(0.04)	1.00	3.86	7,436	1.43		3.76		1.43		3.76
1999- ILA Cash Management Shares	1.00	0.04	(0.04)	1.00	4.30	1	1.00		4.44		1.43		4.01

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.
(c)	Less than $0.005 per unit.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Money Market Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.004	$(0.004)	$1.00	0.36%	$476,412	0.42	%(c)	0.71	%(c)	0.42	%(c)	0.71	%(c)
2004-ILA Administration Units	1.00	0.003	(0.003)	1.00	0.28	681,223	0.57	(c)	0.56	(c)	0.57	(c)	0.56	(c)
2004-ILA Service Units	1.00	0.002	(0.002)	1.00	0.16	265,626	0.82	(c)	0.31	(c)	0.82	(c)	0.31	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.10	188,904	0.94	(c)	0.19	(c)	1.42	(c)	(0.29	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.84	502,405	0.41		0.85		0.41		0.85
2003-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56		0.67		0.56		0.67
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81		0.44		0.81		0.44
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93		0.31		1.41		(0.17)

2002-ILA Units	1.00	0.02	(0.02)	1.00	1.53	825,207	0.41		1.53		0.41		1.53
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.37	429,751	0.56		1.36		0.56		1.36
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.12	302,354	0.81		1.12		0.81		1.12
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.95	250,759	0.98		0.98		1.41		0.55

2001-ILA Units	1.00	0.04	(0.04)	1.00	4.02	1,156,176	0.41		4.13		0.41		4.13
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.87	394,078	0.56		3.73		0.56		3.73
2001-ILA Service Units	1.00	0.04	(0.04)	1.00	3.61	312,776	0.81		3.55		0.81		3.55
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.43	419,362	0.98		3.33		1.41		2.90

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.18	1,753,668	0.41		6.05		0.41		6.05
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	6.02	321,440	0.56		6.12		0.56		6.12
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.76	346,427	0.81		5.63		0.81		5.63
2000-ILA Cash Management Shares	1.00	0.06	(0.06)	1.00	5.60	315,194	0.98		5.72		1.41		5.29

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.92	1,346,765	0.41		4.80		0.41		4.80
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.76	6,961	0.56		4.64		0.56		4.64
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.50	383,932	0.81		4.42		0.81		4.42
1999-ILA Cash Management Shares	1.00	0.04	(0.04)	1.00	4.32	2	0.98		4.37		1.41		3.94

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Government Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.32%	$53,798	0.43	%(c)	0.65	%(c)	0.54	%(c)	0.54	%(c)
2004-ILA Administration Units	1.00	0.002	(0.002)	1.00	0.25	12,713	0.58	(c)	0.50	(c)	0.69	(c)	0.39	(c)
2004-ILA Service Units	1.00	0.001	(0.001)	1.00	0.12	49,798	0.83	(c)	0.25	(c)	0.94	(c)	0.14	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.09	3,982	0.90	(c)	0.18	(c)	1.54	(c)	(0.46	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.73	85,709	0.44		0.72		0.53		0.63
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.58	12,864	0.59		0.56		0.68		0.47
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.33	52,171	0.84		0.34		0.93		0.25
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	8,936	0.92		0.28		1.53		(0.33)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	81,790	0.43		1.34		0.53		1.24
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.18	11,398	0.58		1.15		0.68		1.05
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.93	81,178	0.83		0.91		0.93		0.81
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.76	18,608	1.00		0.76		1.53		0.23

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.69	124,757	0.43		3.61		0.49		3.55
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.53	6,027	0.58		2.84		0.64		2.78
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.28	57,800	0.83		3.15		0.89		3.09
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.10	22,106	1.00		3.24		1.49		2.75

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.05	126,034	0.43		5.84		0.48		5.79
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.89	562	0.58		5.57		0.63		5.52
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.63	50,733	0.83		5.42		0.88		5.37
2000-ILA Cash Management Shares	1.00	0.05	(0.05)	1.00	5.50	44,533	1.00		5.60		1.48		5.12

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.77	205,244	0.43		4.64		0.45		4.62
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.61	3,265	0.58		4.42		0.60		4.40
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.35	79,847	0.83		4.24		0.85		4.22
1999-ILA Cash Management Shares	1.00	0.04	(0.04)	1.00	4.18	153	1.00		4.68		1.45		4.23

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.30%	$142,265	0.43	%(c)	0.60	%(c)	0.43	%(c)	0.60	%(c)
2004-ILA Administration Units	1.00	0.002	(0.002)	1.00	0.23	15,811	0.58	(c)	0.45	(c)	0.58	(c)	0.45	(c)
2004-ILA Service Units	1.00	0.001	(0.001)	1.00	0.10	621,161	0.83	(c)	0.20	(c)	0.83	(c)	0.20	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.07	6,212	0.90	(c)	0.13	(c)	1.43	(c)	(0.40	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.74	137,679	0.42		0.73		0.42		0.73
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57		0.55		0.57		0.55
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82		0.36		0.82		0.36
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91		0.23		1.42		(0.28)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.42	297,858	0.41		1.36		0.41		1.36
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.27	19,567	0.56		1.19		0.56		1.19
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.02	2,222,340	0.81		0.93		0.81		0.93
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.85	90,681	0.98		0.77		1.41		0.34

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.61	423,561	0.43		3.43		0.44		3.42
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.46	16,595	0.58		3.39		0.59		3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.20	1,379,621	0.83		2.70		0.84		2.69
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.03	2,532	1.00		3.09		1.44		2.65

2000-ILA Units	1.00	0.06	(0.06)	1.00	5.95	384,023	0.42		5.77		0.42		5.77
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.79	15,095	0.57		5.51		0.57		5.51
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.52	493,259	0.82		5.49		0.82		5.49
2000- ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33	2,598	0.99	(c)	5.53	(c)	1.42	(c)	5.10	(c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.63	404,299	0.42		4.50		0.42		4.50
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.48	42,334	0.57		4.35		0.57		4.35
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.22	264,787	0.82		4.19		0.82		4.19

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust— Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.27%	$38,662	0.43	%(c)	0.51	%(c)	0.43	%(c)	0.51	%(c)
2004-ILA Administration Units	1.00	0.002	(0.002)	1.00	0.19	33,282	0.58	(c)	0.36	(c)	0.58	(c)	0.36	(c)
2004-ILA Service Units	1.00	0.001	(0.001)	1.00	0.07	477,249	0.83	(c)	0.11	(c)	0.83	(c)	0.11	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.07	12,995	0.83	(c)	0.11	(c)	1.43	(c)	(0.49	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.65	51,264	0.44		0.63		0.45		0.62
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.50	31,275	0.59		0.44		0.60		0.43
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.25	362,436	0.84		0.21		0.85		0.20
2003-ILA Cash Management Shares	1.00	0.002	(0.002)	1.00	0.23	29,656	0.86		0.18		1.45		(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	103,658	0.43		1.26		0.44		1.25
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.17	25,910	0.58		1.09		0.59		1.08
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.92	430,601	0.83		0.84		0.84		0.83
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.75	11,602	1.00		0.68		1.44		0.24

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.59	203,239	0.43		3.49		0.47		3.45
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.43	18,842	0.58		3.23		0.62		3.19
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.18	247,064	0.83		2.67		0.87		2.63
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.00	20,312	1.00		2.63		1.47		2.16

2000-ILA Units	1.00	0.05	(0.05)	1.00	5.62	201,088	0.43		5.49		0.45		5.47
2000-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.46	21,875	0.58		5.20		0.60		5.18
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.20	104,076	0.83		4.96		0.85		4.94
2000-ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21	11,577	1.00	(c)	5.22	(c)	1.45	(c)	4.77	(c)

1999-ILA Units	1.00	0.04	(0.04)	1.00	4.38	224,609	0.43		4.29		0.43		4.29
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.22	32,162	0.58		4.09		0.58		4.09
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	3.96	306,483	0.83		3.90		0.83		3.90

(a)	Calculated based on the average units/ shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/ shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust— Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Federal Portfolio

											Ratios assuming no
											expense reductions
							Ratio of		Ratio of
							net		net				Ratio of net
	Net asset			Net asset		Net assets,	expenses		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.33%	$980,019	0.41	%(c)	0.65	%(c)	0.41	%(c)	0.65	%(c)
2004-ILA Administration Units	1.00	0.003	(0.003)	1.00	0.25	1,158,821	0.56	(c)	0.50	(c)	0.56	(c)	0.50	(c)
2004-ILA Service Units	1.00	0.001	(0.001)	1.00	0.13	253,018	0.81	(c)	0.25	(c)	0.81	(c)	0.25	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.07	319,537	0.93	(c)	0.13	(c)	1.41	(c)	(0.35	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	1,147,134	0.41		0.79		0.41		0.79
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56		0.62		0.56		0.62
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81		0.37		0.81		0.37
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93		0.26		1.41		(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.47	1,814,911	0.41		1.47		0.41		1.47
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.32	964,512	0.56		1.31		0.56		1.31
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.06	279,916	0.81		1.05		0.81		1.05
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.89	700,184	0.98		0.90		1.41		0.47

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.90	3,095,942	0.41		3.96		0.41		3.96
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.74	1,044,722	0.56		3.45		0.56		3.45
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.48	291,750	0.81		3.38		0.81		3.38
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.31	1,176,092	0.98		3.23		1.41		2.80

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.03	4,221,684	0.40		5.90		0.40		5.90
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.87	620,138	0.55		6.01		0.55		6.01
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.61	278,002	0.80		5.48		0.80		5.48
2000- ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36	778,826	1.00	(c)	5.59	(c)	1.43	(c)	5.16	(c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.81	3,171,330	0.41		4.72		0.41		4.72
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.66	836	0.56		4.46		0.56		4.46
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.39	284,382	0.81		4.30		0.81		4.30

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.30%	$752,799	0.41	%(c)	0.61	%(c)	0.42	%(c)	0.60	%(c)
2004-ILA Administration Units	1.00	0.002	(0.002)	1.00	0.23	1,107,430	0.56	(c)	0.46	(c)	0.57	(c)	0.45	(c)
2004-ILA Service Units	1.00	0.001	(0.001)	1.00	0.11	14,715	0.80	(c)	0.22	(c)	0.82	(c)	0.20	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.09	217,053	0.83	(c)	0.19	(c)	1.42	(c)	(0.40	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.68	722,008	0.41		0.68		0.41		0.68
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.52	792,220	0.56		0.50		0.56		0.50
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.33	14,285	0.75		0.36		0.81		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	362,923	0.75		0.32		1.41		(0.34)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.11	1,022,037	0.41		1.11		0.42		1.10
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.96	401,548	0.56		0.96		0.57		0.95
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.71	34,183	0.81		0.70		0.82		0.69
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.79	261,051	0.73		0.78		1.42		0.09

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.44	1,339,898	0.40		2.43		0.41		2.42
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.28	357,182	0.55		2.03		0.56		2.02
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.03	74,461	0.80		1.83		0.81		1.82
2001-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	1.85	290,372	0.97		1.82		1.41		1.38

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.74	1,732,707	0.41		3.67		0.42		3.66
2000-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.58	130,767	0.56		3.64		0.57		3.63
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.33	51,389	0.81		3.26		0.82		3.25
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.19	227,089	0.98		3.32		1.42		2.88

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.89	1,734,623	0.42		2.85		0.42		2.85
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.73	28,084	0.57		2.66		0.57		2.66
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.48	20,991	0.82		2.41		0.82		2.41
1999-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	2.30	2	0.99		2.51		1.42		2.08

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an intergral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.28%	$196,211	0.43	%(c)	0.55	%(c)	0.44	%(c)	0.54	%(c)
2004-ILA Administration Units	1.00	0.002	(0.002)	1.00	0.20	197,455	0.58	(c)	0.40	(c)	0.59	(c)	0.39	(c)
2004-ILA Service Units	1.00	0.001	(0.001)	1.00	0.09	2	0.80	(c)	0.19	(c)	0.84	(c)	0.15	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.09	34,459	0.79	(c)	0.18	(c)	1.44	(c)	(0.47	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.006	(0.006)	1.00	0.61	244,109	0.42		0.61		0.43		0.60
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.46	233,371	0.57		0.41		0.58		0.40
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	2	0.66		0.47		0.83		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	63,214	0.71		0.32		1.43		(0.40)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.00	359,166	0.43		0.99		0.44		0.98
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.85	98,643	0.58		0.84		0.59		0.83
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.60	284	0.83		0.61		0.84		0.60
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.68	53,050	0.75		0.67		1.44		(0.02)

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.08	305,626	0.43		2.13		0.45		2.11
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	1.92	70,281	0.58		1.82		0.60		1.80
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.67	84	0.83		1.84		0.85		1.82
2001-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	1.50	62,986	1.00		1.53		1.45		1.08

2000-ILA Units	1.00	0.03	(0.03)	1.00	3.17	650,980	0.42		3.08		0.43		3.07
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02	27,490	0.56		2.99		0.57		2.98
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76	63	0.82		2.22		0.83		2.21
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	2.63	71,162	0.98		2.74		1.42		2.30

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.60	895,469	0.42		2.58		0.42		2.58
1999-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.45	8,910	0.57		2.38		0.57		2.38
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.19	27,229	0.82		2.39		0.82		2.39
1999-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	2.02	1	0.99		2.15		1.42		1.72

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an intergral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-ILA Units	$1.00	$0.003	$(0.003)	$1.00	0.28%	$84,351	0.43	%(c)	0.57	%(c)	0.45	%(c)	0.55	%(c)
2004-ILA Administration Units	1.00	0.002	(0.002)	1.00	0.21	156,365	0.58	(c)	0.42	(c)	0.60	(c)	0.40	(c)
2004-ILA Service Units	1.00	0.001	(0.001)	1.00	0.10	106	0.80	(c)	0.20	(c)	0.85	(c)	0.15	(c)
2004-ILA Cash Management Shares	1.00	0.001	(0.001)	1.00	0.10	67,569	0.80	(c)	0.19	(c)	1.45	(c)	(0.46	)(c)

For the Years Ended December 31,

2003-ILA Units	1.00	0.006	(0.006)	1.00	0.62	89,518	0.44		0.62		0.47		0.59
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.47	124,113	0.59		0.47		0.62		0.44
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.32	124	0.74		0.32		0.87		0.19
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.31	66,299	0.75		0.31		1.47		(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	0.99	128,959	0.43		0.98		0.47		0.94
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.83	99,406	0.58		0.83		0.62		0.79
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.59	123	0.83		0.58		0.87		0.54
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.66	56,104	0.75		0.66		1.47		(0.06)

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.23	122,610	0.43		2.27		0.47		2.23
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.07	116,028	0.58		2.04		0.62		2.00
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.81	315	0.83		2.08		0.87		2.04
2001-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	1.64	42,440	1.00		1.50		1.47		1.03

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.57	176,618	0.43		3.51		0.47		3.47
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.41	82,019	0.58		3.44		0.62		3.40
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.15	303	0.83		3.33		0.87		3.29
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.02	13,758	1.00		3.15		1.47		2.68

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.76	160,301	0.43		2.73		0.44		2.72
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.60	37,836	0.58		2.61		0.59		2.60
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.35	2	0.83		2.29		0.84		2.28
1999-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	2.17	2	1.00		2.34		1.44		1.90

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an intergral part of these financial statements.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http:/www.sec.gov.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
GOLDMAN, SACHS & CO.
Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/SAR 6/04	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Exhibit 99.CODE	Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrants's Form N-CSR filed on March 8, 2004 for its Real Estate Securites Fund (Accession Number 0000950123-04-0002984)

(a)(2)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Trust

Date: August 26, 2004